As filed with the Securities and Exchange Commission on July 3, 2007

                                            1933 Act Registration No. 333-143579


--------------------------------------------------------------------------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   Form N-14/A


                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                  [X] Pre-Effective          [ ] Post-Effective
                      Amendment No. 1            Amendment No.


                              PHOENIX EQUITY TRUST
                       (Phoenix Value Opportunities Fund)
               [Exact Name of Registrant as Specified in Charter]

                 Area Code and Telephone Number: (800) 243-1574

                                101 Munson Street
                         Greenfield, Massachusetts 01301
                       -----------------------------------
                    (Address of Principal Executive Offices)

                               Kevin J. Carr, Esq.
                      Vice President, Chief Legal Officer,
                    Counsel and Secretary for the Registrant
                         Phoenix Life Insurance Company
                                One American Row
                        Hartford, Connecticut 06103-2899
                       -----------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
                               1666 K Street, N.W.
                             Washington, D.C. 20006

         Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

         Title of Securities Being Registered: Shares of beneficial interest, no par value per share.

         The Registrant has registered an indefinite amount of securities of its Phoenix Value Opportunities Fund under the Securities Act of 1933 pursuant to
Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 2006 was filed with the Commission on September 7, 2006.


         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

                           PHOENIX INVESTMENT TRUST 97
                                101 Munson Street
                         Greenfield, Massachusetts 01301



                                                                   July __, 2007

Dear Shareholder:


         The Board of Trustees of Phoenix Investment Trust 97 ("Trust 97") has approved the reorganization of Phoenix Value Equity Fund ("Value Equity") into Phoenix Value Opportunities Fund ("Value Opportunities"), a series of Phoenix Equity Trust. Value Equity's investment objectives are similar to Value Opportunities' objective and the investment strategies of the Funds are substantially similar. The reorganization is expected to be completed on or about July 13, 2007. Once the reorganization is completed, you will become a shareholder of Value Opportunities and will receive shares of the corresponding class of Value Opportunities with an aggregate net value equal to the aggregate net asset value of your investment in Value Equity. No sales charge will be imposed in connection with the reorganization. Value Opportunities will pay all costs of the reorganization.


         The Board of Trustees of Trust 97 believes that the reorganization offers you the opportunity to pursue your goals in a larger fund. The Board of Trustees has carefully considered and has unanimously approved the reorganization, as described in the accompanying materials, and believes that the reorganization is in the best interests of Value Equity and its shareholders.

         You are not being asked to vote on, or take any other action in connection with, the reorganization.

         If you have any questions, please call (860) 243-1574 between 8:00 a.m. and 6:00 p.m. Eastern time, Monday through Thursday, Friday until 5:00 p.m.

                                                               Sincerely,


                                                               George R. Aylward
                                                               President

                            ACQUISITION OF ASSETS OF

                            PHOENIX VALUE EQUITY FUND
                                   a series of
                           PHOENIX INVESTMENT TRUST 97
                     c/o Phoenix Equity Planning Corporation
                                101 Munson Street
                         Greenfield, Massachusetts 01301
                                 (800) 243-1574

                        BY AND IN EXCHANGE FOR SHARES OF

                        PHOENIX VALUE OPPORTUNITIES FUND
                                   a series of
                              PHOENIX EQUITY TRUST
                     c/o Phoenix Equity Planning Corporation
                                101 Munson Street
                         Greenfield, Massachusetts 01301
                                 (800) 243-1574

                        PROSPECTUS/INFORMATION STATEMENT

                               DATED JULY __, 2007


         This Prospectus/Information Statement is being furnished in connection with the reorganization of Phoenix Value Equity Fund ("Value Equity"), a series of Phoenix Investment Trust 97 ("Trust 97"), into the Phoenix Value Opportunities Fund ("Value Opportunities"), a series of Phoenix Equity Trust ("Equity Trust"). This Prospectus/Information Statement is being mailed on or about July ___, 2007.


THIS PROSPECTUS/INFORMATION STATEMENT IS FOR INFORMATIONAL PURPOSES ONLY. YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO THIS PROSPECTUS/INFORMATION STATEMENT. WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT, AND YOU ARE REQUESTED NOT TO SEND US A PROXY OR WRITTEN CONSENT.

                                     GENERAL

         The Board of Trustees of Trust 97 has approved the reorganization of Value Equity into Value Opportunities. Value Equity and Value Opportunities are sometimes referred to respectively in this Prospectus/Information Statement individually as a "Fund" and collectively as the "Funds."

         Prior to the reorganization, Class B shares of Value Equity will be converted to Class A shares of that Fund. In the reorganization, all of the assets of Value Equity will be acquired by Value Opportunities in exchange for Class A and Class C shares of Value Opportunities, and

Value Opportunities will assume all of the liabilities of Value Equity (the "Reorganization"). Class A and Class C shares of Value Opportunities will be distributed to each shareholder in liquidation of Value Equity, and Value Equity will be terminated as a series of Trust 97. You will then hold that number of full and fractional shares of Value Opportunities which have an aggregate net asset value equal to the aggregate net asset value of your shares of Value Equity.


         Value Equity is a separate diversified series of Trust 97, a Delaware statutory trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Value Opportunities is a separate diversified series of Equity Trust, a Delaware statutory trust, which is also an open-end management investment company registered under the 1940 Act. The investment objective of Value Equity is similar to that of Value Opportunities, as follows:


--------------------------------------------------------------------------------
                Fund                           Investment Objective
                ----                           --------------------
---------------------------------- ---------------------------------------------
Value Equity                       Long-term capital appreciation, with current
                                   income a secondary consideration.
---------------------------------- ---------------------------------------------
Value Opportunities                Long-term capital appreciation.
--------------------------------------------------------------------------------


         The investment objectives of Value Equity and Value Opportunities are not fundamental, meaning that they may be changed without the vote of a majority of the outstanding voting securities. The investment strategies for Value Equity are substantially similar to those for Value Opportunities. The Funds have substantially similar market capitalization restrictions, in that Value Equity selects companies that generally have a market capitalization of $2 billion or more while Value Opportunities typically invests in securities of companies with a market capitalization of $2 billion or more. Both Funds primarily invest in large capitalization companies, but may also invest in small and medium capitalization companies. The Funds' investment style is substantially similar in that the Funds' subadviser utilizes a value strategy.


         This Prospectus/Information Statement explains concisely the information about Value Opportunities that you should know. Please read it carefully and keep it for future reference. Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission ("SEC"):

-------------------------------------------------------------------------------------------------------------------------------
Information about Value Equity:                             How to Obtain this Information:
-------------------------------                             -------------------------------
---------------------------------------------------------- --------------------------------------------------------------------
Prospectus of Trust 97 relating to Value Equity, dated      Copies are available upon request and without charge if you:
December 31, 2006

Statement of Additional Information of Trust 97             Visit www.PhoenixFunds.com on the internet; or
relating to Value Equity, dated December 31, 2006

Annual Report of Trust 97 relating to Value Equity for      Write to Phoenix Equity Planning Corporation, One American Row,
the year ended August 31, 2006                              P.O. Box 150480, Hartford, CT 06115-0480;
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Semi-Annual Report of Trust 97 relating to Value            or
Equity for the period ended February 28, 2007
                                                            Call (800) 243-1574 toll-free.
---------------------------------------------------------- --------------------------------------------------------------------
Information about Value Opportunities:                      How to Obtain this Information:
--------------------------------------                      -------------------------------
---------------------------------------------------------- --------------------------------------------------------------------
Prospectus of Equity Trust relating to Value                Copies are available upon request and without charge if you:
Opportunities, dated October 31, 2006, as
supplemented, which accompanies this                        Visit www.PhoenixFunds.com on the internet; or
Prospectus/Information Statement

Statement of Additional Information of Equity Trust         Write to Phoenix Equity Planning Corporation, One American Row,
relating to Value Opportunities, dated October 31,          P.O. Box 150480, Hartford, CT 06115-0480; or
2006, as supplemented.
                                                            Call (800) 243-1574 toll-free.
Annual Report of Equity Trust relating to Value
Opportunities for the year ended June 30, 2006

Semi-Annual Report of Equity Trust relating to Value
Opportunities for the period ended December 31, 2006

---------------------------------------------------------- --------------------------------------------------------------------
Information about the Reorganization:                       How to Obtain this Information:
-------------------------------------                       -------------------------------
---------------------------------------------------------- --------------------------------------------------------------------
Statement of Additional Information dated July ___,         Copies are available upon request and without charge if you:
2007, which relates to this Prospectus/Information
Statement and the Reorganization                            Write to Phoenix Equity Planning Corporation, One American Row,
                                                            P.O. Box 150480, Hartford, CT 06115-0480; or

                                                            Call (800) 243-1574 toll-free.

-------------------------------------------------------------------------------------------------------------------------------

         You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

         Information relating to Value Equity contained in the Prospectus of Trust 97 dated December 31, 2006 (SEC File No. 811-08343) is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Information Statement.) Information relating to Value Opportunities contained in the Prospectus of Equity Trust dated October 31, 2006 (SEC File No. 811-945) also is incorporated by reference in this document. The Statement of Additional Information dated July ___, 2007 relating to this Prospectus/Information Statement and the Reorganization, which includes the financial statements of Trust 97 relating to Value Equity for the year ended August 31, 2006, and the six month period ended February 28, 2007, financial statements of Equity Trust relating to Value Opportunities for the year ended June 30, 2006, and the six month period ended December 31,

2006 and pro forma financial statements of Equity Trust relating to Value Opportunities for the twelve month period ended December 31, 2006, is incorporated by reference in its entirety in this document.

--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/INFORMATION STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

         AN INVESTMENT IN VALUE OPPORTUNITIES:

is not a deposit of, or guaranteed by, any bank

is not insured by the FDIC, the Federal Reserve Board or any other government agency is not endorsed by any bank or government agency

involves investment risk, including possible loss of the purchase payment of your original investment

                              Table of Contents                                                 Page
                              -----------------                                                 ----


SUMMARY.............................................................................................6
         Why is the Reorganization occurring?.......................................................6
         What are the key features of the Reorganization?...........................................6
         After the Reorganization, what shares of Value Opportunities will I own?...................6
         How will the Reorganization affect me?.....................................................7
         Will I be able to purchase, exchange and redeem shares and receive distributions in the same way?..................................................................................7
         How do the Funds' investment objectives, principal investment strategies and risks compare?...................................................................................7
         How do the Funds fees and expenses compare?...............................................10
         How do the Funds' performance records compare?............................................14
         Who will be the Adviser and Subadviser of my Fund after the Reorganization?
         What will the advisory and sub-advisory fees be after the Reorganization?.................16
         What will be the primary federal tax consequences of the Reorganization?..................19
RISKS..............................................................................................19
         Are the risk factors for the Funds similar?...............................................19
         What are the primary risks of investing in each Fund?.....................................19
INFORMATION ABOUT THE REORGANIZATION...............................................................21
         Reasons for the Reorganization............................................................21
         Agreement and Plan of Reorganization......................................................22
         Federal Income Tax Consequences...........................................................24
         Pro-forma Capitalization..................................................................25
         Distribution of Shares....................................................................26
         Purchase and Redemption Procedures........................................................26
         Exchange Privileges.......................................................................27
         Dividend Policy...........................................................................27
COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS....................................................27
         Form of Organization......................................................................28
         Capitalization............................................................................28
         Shareholder Liability.....................................................................28
         Shareholder Meetings and Voting Rights....................................................29
         Liquidation...............................................................................29
         Liability and Indemnification of Trustees.................................................30
         Shareholder Information...................................................................30
         Control Persons and Principal Holders of Securities.......................................31
FINANCIAL STATEMENTS AND EXPERTS...................................................................32
LEGAL MATTERS......................................................................................32
ADDITIONAL INFORMATION.............................................................................32
Exhibit A--Form of Agreement and Plan of Reorganization...........................................A-1

                                    SUMMARY

      THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT TO
       YOU. TO UNDERSTAND THE REORGANIZATION, YOU SHOULD READ THIS ENTIRE
               PROSPECTUS/INFORMATION STATEMENT AND THE EXHIBITS.

         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement, the Prospectuses and Statements of Additional Information relating to the Funds and the form of the Agreement and Plan of Reorganization (the "Plan"), which is attached to this Prospectus/Information Statement as Exhibit A.

WHY IS THE REORGANIZATION OCCURRING?


         Both Funds are managed and constructed in a similar style and composition. The proposed reorganization will allow shareholders of Value Equity to own a fund that is similar in style, but has a better possibility of obtaining a greater amount of assets. Value Opportunities has a similar investment objective and substantially similar investment strategy as Value Equity, and its performance for the year ended December 31, 2006 exceeded that of Value Equity. In addition, the total fund expenses of Value Opportunities, assuming the Reorganization is consummated, are expected to be equal to those of Value Equity, after contractual expense reductions through June 2008. The Reorganization should create better efficiencies for the portfolio management team and perhaps lower fees for Value Opportunities in the future.


WHAT ARE THE KEY FEATURES OF THE REORGANIZATION?

         The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

the transfer in-kind of all of the assets of Value Equity to Value Opportunities in exchange for Class A and Class C shares of Value Opportunities;

the assumption by Value Opportunities of all of the liabilities of Value Equity;

the liquidation of Value Equity by the distribution of Class A and Class C shares of Value Opportunities to Value Equity's shareholders; and

the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.


         The Reorganization is expected to be completed on or about July 13, 2007.

AFTER THE REORGANIZATION, WHAT SHARES OF VALUE OPPORTUNITIES WILL I OWN?

         Prior to the Reorganization, all Class B shares of Value Equity will be converted to Value Equity Class A shares. Thereafter, if you own Class A or Class C shares of Value Equity, you will own Class A or Class C shares, respectively, of Value Opportunities.

         The new shares you receive will have the same total value as your shares of Value Equity, as of the close of business on the day immediately prior to the Reorganization.

HOW WILL THE REORGANIZATION AFFECT ME?

         It is anticipated that the Reorganization will offer you better operating efficiencies. Upon the reorganization of Value Equity into Value Opportunities, operating efficiencies may be achieved by Value Opportunities because it will have a greater level of assets. As of March 31, 2007, Value Equity's assets were approximately $46.2 million and Value Opportunities' assets were approximately $38.1 million. It is believed that a larger, combined Fund will have a greater likelihood of gaining additional assets, which may lead to greater economies of scale.

         After the Reorganization the value of your shares will depend on the performance of Value Opportunities rather than that of Value Equity. The Board of Trustees of each of Trust 97 and Equity Trust believes that the Reorganization will benefit both Value Equity and Value Opportunities. All of the costs of the Reorganization, including the cost of mailing this Prospectus/Information Statement, will be paid by Value Opportunities.

         Like Value Equity, Value Opportunities will declare and pay dividends from net investment income semiannually and will distribute net realized capital gains, if any, at least annually. These dividends and distributions will continue to be automatically reinvested in additional Class A and Class C shares of Value Opportunities or distributed in cash, if you have so elected.


         The Boards of Trustees of Trust 97 and Equity Trust, have concluded that the Reorganization would be in the best interest of their respective shareholders, and that their interests will not be diluted as a result of the Reorganization.


WILL I BE ABLE TO PURCHASE, EXCHANGE AND REDEEM SHARES AND RECEIVE DISTRIBUTIONS IN THE SAME WAY?

         The Reorganization will not affect your right to purchase and redeem shares, to exchange shares or to receive distributions. After the Reorganization, you will be able to purchase additional Class A and Class C shares, as applicable, of Value Opportunities in the same manner as you did for your shares of Value Equity before the Reorganization. For more information, see "Purchase and Redemption Procedures," "Exchange Privileges" and "Dividend Policy" below.

HOW DO THE FUNDS' INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS COMPARE?


         The investment objectives of Value Equity are similar to those of Value Opportunities because Value Equity has a secondary objective of current income. The investment objective of each Fund is non-fundamental, which means that it may be changed by vote of the Trustees, without shareholder approval.

         The investment strategies and portfolio composition of both Funds are substantially similar as they both have the same market capitalization range of $417 million to $446.9 billion and the same market capitalization restrictions of at least $2 billion at the time of purchase. Both

Funds invest in primarily large capitalization companies; however, they both may also invest in small and medium capitalization companies.


         The following tables summarize a comparison of Value Equity and Value Opportunities with respect to their investment objectives and principal investment strategies, as set forth in the respective Prospectuses and Statements of Additional Information relating to the Funds.

   -----------------------------------------------------------------------------
                  VALUE EQUITY

   ------------- ---------------------------------------------------------------
   Investment     Long-term capital appreciation, with current income a
   Objective      secondary consideration.
   ------------- ---------------------------------------------------------------

   Principal      o  Invests in common stocks of primarily domestic (U.S.),
   Investment        large capitalization companies that, at the time of
   Strategies        purchase, have market capitalizations of at least $2
                     billion. Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks. As of December
                     31, 2006, the market capitalization range of the issuers in which the Fund was invested was $417 million to $446.9 billion.

                  o A value approach is used to construct the Fund's portfolio, utilizing quantitative screening to identify attractively valued securities. All stocks in the equity universe are evaluated across multiple quantitative factors, such as valuation, earnings and quality.

                  o Research is focused on identifying the factors that are most closely associated with outperforming stocks. Factors must have statistical significance, but also must meet the "common sense" test of having a logical connection to the attributes of a successful company.

                  o A portfolio optimization program is used to balance the expected return of the stocks with such considerations as the portfolio's benchmark, desired level of risk and transaction cost estimates.

                  The Fund's investment strategies may lead to a high portfolio turnover rate. A high portfolio turnover rate increases brokerage and other transaction costs to the Fund, negatively affects Fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.
   -----------------------------------------------------------------------------

   -----------------------------------------------------------------------------
                  VALUE OPPORTUNITIES
   ------------- ---------------------------------------------------------------
   Investment     Long-term capital appreciation.
   Objective
   -----------------------------------------------------------------------------

   Principal      o  The Fund invests principally in the equity securities of
   Investment        domestic companies that have appreciation potential. The
   Strategies        Fund invests principally in larger capitalization stocks;
                     however, the Fund may invest in issuers of any capitalization. Larger capitalization stocks are those of issuers with market capitalizations over $2 billion at the time of initial purchase. As of December 31, 2006, the market capitalization range of the issuers in which the Fund was invested was $417 million to $446.9 billion.


                  o A value approach is used to construct the Fund's portfolio, utilizing quantitative screening to identify attractively valued securities. All stocks in the equity universe are evaluated across multiple quantitative factors, such as valuation, earnings and quality.

                  o Research is focused on identifying the factors most closely associated with outperforming stocks. Factors must have statistical significance, but also must meet the "common sense" test of having a logical connection to the attributes of a successful company.

                  o A portfolio optimization program is used to balance the expected return of the stocks with such considerations as the portfolio's benchmark, desired level of risk and transaction cost estimates.

                  o The Fund's investment strategies may lead to a high portfolio turnover rate. A high portfolio turnover rate increases brokerage and other transaction costs to the Fund, negatively affects Fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.

   -----------------------------------------------------------------------------

         The principal risks of investing in Value Opportunities are substantially similar to those of investing in Value Equity. They include:

         Equity Securities. Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product).

         Large Market Capitalization Companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Funds' value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.


         Small and Medium Market Capitalization Companies. Although not a primary investment strategy, the Funds may invest in issuers having small and medium market capitalizations. Companies with small and medium market capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on small and medium market capitalization companies and their stock performance and can make investment returns highly volatile. Product lines are often less diversified and subject to competitive threats. Small and medium market capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.


         Value Stocks. Value stocks involve the risk that the value of the security will not be recognized for an unexpectedly long period of time and that the security is not undervalued but is appropriately priced due to fundamental problems not yet apparent. Value-oriented funds typically underperform when growth investing is in favor.

         The Funds may invest a portion of their assets in cash, cash equivalents such as U.S. Government securities, money market instruments, or high grade commercial paper as a temporary defensive strategy when, in the belief of the subadviser, adverse market conditions warrant doing so. This strategy, which would be employed only in seeking to avoid losses, are inconsistent with the Funds' principal investment objectives and strategies, and could result in lower returns and loss of market opportunities.

         For a detailed discussion of the Funds' risks, see the section entitled "Risks" below.

         The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectuses and Statements of Additional Information of the Funds.


         Because Value Equity and Value Opportunities have similar investment objectives and substantially similar investment strategies, it is not anticipated that, in connection with the Reorganization, the securities held by Value Equity will be sold in significant amounts in order to comply with the policies and investment practices of Value Opportunities. If any such sales occur, the transaction costs will be borne by Value Opportunities. Such costs are ultimately borne by Value Opportunities' shareholders.

HOW DO THE FUNDS' FEES AND EXPENSES COMPARE?


         After its Class B shares are converted into Class A shares, Value Equity will offer two classes of shares (Class A and Class C). Value Opportunities also offers Class A and Class C Shares. You will not pay any initial or deferred sales charge in connection with the Reorganization.

         The following tables allow you to compare the various fees and expenses that you may pay for buying and holding Class A and Class C shares of each of the Funds. The table entitled "Value Opportunities Pro Forma" shows you what fees and expenses are estimated to be assuming the Reorganization takes place.

         The amounts for the Class A and Class C shares of Value Equity and Value Opportunities set forth in the following tables and in the examples are based on the expenses for Value Equity for the twelve month period ended August 31, 2006 and Value Opportunities for the twelve month period ended December 31, 2006. The amounts for Class A and Class C shares of Value Opportunities (Pro Forma) set forth in the following table and in the examples are based on what the estimated expenses of Value Opportunities would have been for the twelve month period ended December 31, 2006, assuming the Reorganization had taken place on January 1, 2006.

         Shareholder Fees (fees paid directly from your investment)
         ----------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUE OPPORTUNITIES
                                                                    VALUE EQUITY   VALUE OPPORTUNITIES       (PRO FORMA)
                                                                    ------------   -------------------       -----------
------------------------------------------------------------------ -------------- --------------------- ---------------------
                                                                       Class A           Class A               Class A
                                                                       -------           -------               -------
------------------------------------------------------------------ -------------- --------------------- ---------------------
Maximum Sales Charge (Load) Imposed on a Purchase                       5.75%             5.75%                 5.75%
(as a percentage of offering price)
------------------------------------------------------------------ -------------- --------------------- ---------------------
Maximum Deferred Sales Charge (Load) (as a percentage                   None*             None*                 None*
of the lesser ofthe value redeemed or the amount invested)
------------------------------------------------------------------ -------------- --------------------- ---------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends             None              None                  None
------------------------------------------------------------------ -------------- --------------------- ---------------------
Redemption Fee                                                          None              None                  None
------------------------------------------------------------------ -------------- --------------------- ---------------------
Exchange Fee                                                            None              None                  None
-----------------------------------------------------------------------------------------------------------------------------
* A contingent deferred sales charge of 1% may apply on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made.

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUE OPPORTUNITIES
                                                                    VALUE EQUITY   VALUE OPPORTUNITIES       (PRO FORMA)
                                                                    ------------   -------------------       -----------
------------------------------------------------------------------ -------------- --------------------- ---------------------
                                                                       Class C           Class C               Class C
                                                                       -------           -------               -------
------------------------------------------------------------------ -------------- --------------------- ---------------------
Maximum Sales Charge (Load) Imposed on a Purchase                       None              None                  None
(as a percentage of offering price)
------------------------------------------------------------------ -------------- --------------------- ---------------------
Maximum Deferred Sales Charge (Load) (as a percentage                   1%**              1%**                  1%**
of the lesser of the value redeemed or the amount invested)
------------------------------------------------------------------ -------------- --------------------- ---------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends             None              None                  None
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Redemption Fee                                                          None              None                  None
------------------------------------------------------------------ -------------- --------------------- ---------------------
Exchange Fee                                                            None              None                  None
-----------------------------------------------------------------------------------------------------------------------------

** The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

       Fees and Expenses (as a percentage of average daily net assets)
       ---------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUE OPPORTUNITIES
                                                                    VALUE EQUITY   VALUE OPPORTUNITIES       (PRO FORMA)
                                                                    ------------   -------------------       -----------
------------------------------------------------------------------ -------------- --------------------- ---------------------
                                                                       Class A           Class A               Class A
                                                                       -------           -------               -------
------------------------------------------------------------------ -------------- --------------------- ---------------------
Management Fees                                                         0.75%             0.80%                 0.75%
------------------------------------------------------------------ -------------- --------------------- ---------------------
Distribution and Service (12b-1) Fees***                                0.25%             0.25%                 0.25%
------------------------------------------------------------------ -------------- --------------------- ---------------------
Other Expenses                                                          0.65%             1.38%                 0.62%
------------------------------------------------------------------ -------------- --------------------- ---------------------
Total Annual Fund Operating Expenses Before Expense Reduction****       1.65%             2.43%                 1.62%
------------------------------------------------------------------ -------------- --------------------- ---------------------
Expense Reduction*****                                                 (0.30)%           (1.01)%               (0.27%)
------------------------------------------------------------------ -------------- --------------------- ---------------------
Total Annual Fund Operating Expenses After Expense Reduction            1.35%             1.42%                 1.35%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUE OPPORTUNITIES
                                                                    VALUE EQUITY   VALUE OPPORTUNITIES       (PRO FORMA)
                                                                    ------------   -------------------       -----------
------------------------------------------------------------------ -------------- --------------------- ---------------------
                                                                       Class C           Class C               Class C
                                                                       -------           -------               -------
------------------------------------------------------------------ -------------- --------------------- ---------------------
Management Fees                                                         0.75%             0.80%                 0.75%
------------------------------------------------------------------ -------------- --------------------- ---------------------
Distribution and Service (12b-1) Fees***                                1.00%             1.00%                 1.00%
------------------------------------------------------------------ -------------- --------------------- ---------------------
Other Expenses                                                          0.65%             1.62%                 0.62%
------------------------------------------------------------------ -------------- --------------------- ---------------------
Total Annual Fund Operating Expenses Before Expense Reduction****       2.40%             3.42%                 2.37%
------------------------------------------------------------------ -------------- --------------------- ---------------------
Expense Reduction*****                                                 (0.30)%           (1.27)%               (0.27%)
------------------------------------------------------------------ -------------- --------------------- ---------------------
Total Annual Fund Operating Expenses After Expense Reduction            2.10%             2.15%                 2.10%
-----------------------------------------------------------------------------------------------------------------------------


*** Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the NASD.

****  Expenses have been restated to reflect current fee structures.


***** Value Equity's investment adviser has contractually agreed to limit the Fund's total operating expenses (excluding interest, tax and extraordinary expenses), through December 31, 2007, so that such expenses will not exceed 1.35% for Class A Shares and 2.10% for Class C Shares. Through October 31, 2007, Value Opportunities' investment adviser has contractually agreed to limit the expenses of the Fund to 1.40% for Class A Shares and 2.15% for Class C Shares. The limits for Value Opportunities will be changed to 1.35% for Class A Shares and 2.10% for Class C Shares before the Reorganization, and will extend through June 30, 2008.

         Currently, total annual fund operating expenses before and after expense reductions for Value Opportunities are higher than those for Value Equity. After the Reorganization, Other Expenses for Value Opportunities will be lower due to an expense allocation method change as well as transfer agent and administration agreement changes that have reduced expenses. In addition, Management Fees for Value Opportunities will be reduced to 0.75%. These changes will result in Value Opportunities' pro forma total annual fund operating expenses before expense reduction to be lower than those of Value Equity and Value Opportunities' pro forma total annual fund operating expenses after expense reduction to equal those of Value Equity.


         The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in the Funds and Value Opportunities Pro Forma, assuming the Reorganization takes place. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The following tables also assume that total annual operating expenses remain the same and that all contractual expense limits remain in effect for the periods indicated only. The examples are for illustration only, and your actual costs may be higher or lower.

     Examples of Fund Expenses*

      --------------------------------------------------------------------------
                                         VALUE EQUITY
                                         ------------
                   One Year      Three Years      Five Years      Ten Years
                   --------      -----------      ----------      ---------
      Class A        $702          $1,033           $1,387         $2,391
      Class C        $310           $717            $1,251         $2,711
      --------------------------------------------------------------------------


      --------------------------------------------------------------------------
                                     VALUE OPPORTUNITIES
                                     -------------------
                   One Year      Three Years      Five Years      Ten Years
                   --------      -----------      ----------      ---------

      Class A        $711          $1,200           $1,714         $3,121
      Class C        $318           $936            $1,678         $3,638

      --------------------------------------------------------------------------


      --------------------------------------------------------------------------
                                VALUE OPPORTUNITIES PRO FORMA
                                -----------------------------
                   One Year      Three Years      Five Years      Ten Years
                   --------      -----------      ----------      ---------
      Class A        $705          $1,032           $1,382         $2,367
      Class C        $313           $714            $1,242         $2,689
      --------------------------------------------------------------------------


     You would pay the following expenses if you did not redeem your shares:

      --------------------------------------------------------------------------
                                         VALUE EQUITY
                                         ------------
                   One Year      Three Years      Five Years      Ten Years
                   --------      -----------      ----------      ---------
      Class C        $210           $717            $1,251         $2,711
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
                                     VALUE OPPORTUNITIES
                                     -------------------
                   One Year      Three Years      Five Years      Ten Years
                   --------      -----------      ----------      ---------
      Class C        $218           $936            $1,678         $3,638
      --------------------------------------------------------------------------


      --------------------------------------------------------------------------
                                VALUE OPPORTUNITIES PRO FORMA
                                -----------------------------
                   One Year      Three Years      Five Years      Ten Years
                   --------      -----------      ----------      ---------
      Class C        $213           $714            $1,242         $2,689
      --------------------------------------------------------------------------

     *Expenses have been restated to reflect current fee structures.

HOW DO THE FUNDS' PERFORMANCE RECORDS COMPARE?

         The following charts show how the Class A shares of the Funds have performed in the past. Past performance, before and after taxes, is not an indication of future results.

         Year-by-Year Total Return (%)
         -----------------------------

         The charts below show the percentage gain or loss in each full calendar year for the Class A shares of Value Equity and for the Class A shares of Value Opportunities.

         These charts should give you a general idea of the risks of investing in each Fund by showing how the Fund's return, as applicable, has varied from year-to-year. These charts include the effects of Fund expenses. Each Fund's average annual returns in the charts above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. Each Fund can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

                                  VALUE EQUITY

--------------------------------------------------------------------------------
 17.22%   16.80%    21.84%  -18.91%  -18.60%   23.60%   12.98%   2.28%   20.70%






   98       99        00       01       02       03       04      05       06
--------------------------------------------------------------------------------
                        High Quarter: 4th - 1998 +26.00%
                         Low Quarter: 3rd - 1998 -17.98%
           Year-to-date Performance (through March 31, 2007) is +2.13%

                               VALUE OPPORTUNITIES

                                   ---------
                                     22.42%






                                       06
                                   ---------
                         High Quarter: 1st - 2006 +7.92%
                         Low Quarter: 2nd - 2006 +2.75%
           Year-to-date performance (through March 31, 2007) is +6.72%

         The next set of tables lists the average annual total return by class of Value Equity for the past one and five years and since inception, and of Value Opportunities for the past one year and since inception. The after-tax returns shown are for Class A; after-tax returns for other classes of the Funds will vary. These tables include the effects of sales charges (where applicable) and fund expenses and are intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with an appropriate widely recognized index of securities, a description of which can be found following the table. An index does not reflect fees, expenses or any taxes. It is not possible to invest directly in an index.

         Average Annual Total Return (for the period ended 12/31/2006)(1)
         ----------------------------------------------------------------
       --------------------------------------------------------------------
                                       1 Year      5 Years
                                       Ended        Ended         Since
               VALUE EQUITY           12/31/06     12/31/06     Inception
               ------------           --------     --------     ---------
       ---------------------------- ------------ ------------ -------------
       Class A shares                                            11/05/97

       ---------------------------- ------------ ------------ -------------
           Return Before Taxes         13.76%       5.75%         6.65%

       ---------------------------- ------------ ------------ -------------
           Return After Taxes on       13.58%       5.65%         6.17%
           on Distributions(2)

       ---------------------------- ------------ ------------ -------------
           Return After Taxes          9.20%        4.95%         5.57%
           on Distributions and
           Sale of Fund
           Shares(2) (3)

       ---------------------------- ------------ ------------ -------------
       Class C shares                                            11/05/97

       ---------------------------- ------------ ------------ -------------
           Return Before taxes         19.78%       6.21%         6.54%

       ---------------------------- ------------ ------------ -------------
       S&P 500 Index                   15.78%       6.19%         6.24%

       ---------------------------- ------------ ------------ -------------
       Russell 1000 Value Index        22.25%      10.86%         9.0%

       --------------------------------------------------------------------

       --------------------------------------------------------
                                       1 Year
                                       Ended         Since
           VALUE OPPORTUNITIES        12/31/06     Inception
           -------------------        --------     ---------
       ---------------------------- ------------ --------------
       Class A shares                               7/29/05

       ---------------------------- ------------ --------------
           Return Before Taxes         15.38%        11.67%

       ---------------------------- ------------ --------------
           Return After Taxes          14.29%        10.88%
           on Distributions(2)
       ---------------------------- ------------ --------------
           Return After Taxes          10.39%         9.63%
           on Distributions
           Sale of Fund
           Shares(2) (3)

       ---------------------------- ------------ --------------
       Class C shares                               7/29/05

       ---------------------------- ------------ --------------
           Return Before Taxes         21.72%        15.70%

       ---------------------------- ------------ --------------
       S&P 500 Index                   15.78%        12.43%

       ---------------------------- ------------ --------------
       Russell 1000 Value
       Index                           22.25%        17.02%

       --------------------------------------------------------

         (1) Each Fund's average annual returns in the tables above reflect the deduction of the maximum sales charge for an investment in the Fund's Class A shares and a full redemption in the Fund's Class C shares.

         (2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

         (3) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

                           --------------------------

         The S&P 500 Index is a widely recognized unmanaged index that measures the stock performance of 500 large- and medium- sized companies and is often used to indicate the performance of the overall stock market. The Russell 1000 Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. Each index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

         For a detailed discussion of the manner of calculating total return, please see the Funds' Statements of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders' accounts.

         Important information about Value Opportunities is also contained in management's discussion of Value Opportunities' performance, which appears in the most recent Annual Report of the Equity Trust relating to Value Opportunities.

WHO WILL BE THE ADVISER AND SUBADVISER OF MY FUND AFTER THE REORGANIZATION? WHAT WILL THE ADVISORY AND SUB-ADVISORY FEES BE AFTER THE REORGANIZATION?

         Management of the Funds
         -----------------------

         The overall management of Value Equity and Value Opportunities is the responsibility of, and is supervised by, the respective Boards of Trustees of Trust 97 and Equity Trust.

         Adviser
         -------


         Phoenix Investment Counsel, Inc. (the "Adviser" or "PIC") is the investment adviser for Value Equity and Value Opportunities and is responsible for managing the Funds' investment program. The Adviser selects and pays the fees of the Subadviser to manage the Funds and monitors the Subadviser's management of the Funds.


         Facts about the Adviser:

         -----------------------------------------------------------------------

         The Adviser is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. and has acted as an investment adviser for over 70 years.


         The Adviser acts as the investment adviser for over 60 mutual funds and as adviser to institutional clients, with assets under management of approximately $28.7 billion as of March 31, 2007.


         The Adviser is located at 56 Prospect Street, Hartford, Connecticut 06115.

         -----------------------------------------------------------------------

         Subadviser
         ----------

         Acadian Asset Management, Inc. (the "Subadviser") is the investment subadviser to the Funds. Pursuant to a Subadvisory Agreement with the Adviser, the Subadviser is responsible for the day-to-day management of the Funds' portfolios.

         Facts about the Subadviser:

         -----------------------------------------------------------------------

         The Subadviser is a wholly-owned subsidiary of Old Mutual Asset Managers (US) LLC, which is wholly-owned by Old Mutual (US) Holdings, Inc. Old Mutual (US) Holdings, Inc. is wholly-owned by OM Group (UK) Limited. OM Group (UK) Limited is wholly-owned by Old Mutual PLC.

         The Subadviser had approximately $69.1 billion in assets under management as of March 31, 2007.


         The Subadviser is located at One Post Office Square, 20th Floor, Boston, MA 02109.

         -----------------------------------------------------------------------

         Portfolio Management
         --------------------

         A team of investment professionals is responsible for the day-to-day management of Value Opportunities' portfolio.

         BRENDAN O. BRADLEY. Mr. Bradley has served on the Fund's portfolio management team since its inception in 2005. He is a Senior Vice President and a senior member of the investment research team. Prior to joining Acadian in 2004, Mr. Bradley was a Vice President at Upstream Technologies (2002-2004), where he designed and implemented quantitative investment management systems and strategies. His professional background also includes work as a research analyst and consultant at Samuelson Portfolio Strategies (1999-2002).

         JOHN R. CHISHOLM, CFA. Mr. Chisholm has served on the Fund's portfolio management team since its inception in 2005. He is Co-Chief Investment Officer and Executive Vice President of Acadian. Mr. Chisholm has been affiliated with Acadian since 1984, first in a consulting capacity (1984-1987), as a quantitative research analyst (1987-1989), and as a portfolio manager (since
1989). He became Co-Chief Investment Officer in 1997.

         MATTHEW J. COHEN, CFA. Mr. Cohen has served on the Fund's portfolio management team since its inception in 2005. He is a Senior Vice President and Portfolio Manager of Acadian. Mr. Cohen specializes in quantitative equity valuation techniques and manages the processes and data that drive Acadian's investment approach. Prior to joining Acadian in 1994, he worked as a senior systems analyst and project manager for Digital Equipment Corporation.

         RAYMOND F. MUI. Mr. Mui has served on the Fund's portfolio management team since its inception in 2005. He is a Senior Vice President specializing in multi-factor equity valuation frameworks and the development of investment strategies for both the developed and emerging equity markets. Prior to joining Acadian in 1991, Mr. Mui was a member of the senior technical staff at Hughes Aircraft, where he developed prototypes of command, communications and information systems.

         BRIAN K. WOLAHAN, CFA. Mr. Wolahan has served on the Fund's portfolio management team since its inception in 2005. He is Co-Director of Research and a Senior Portfolio Manager responsible for developing and applying quantitative techniques to evaluate markets and securities. Before joining Acadian in 1990, Mr. Wolahan worked in the Systems Planning Group at Bank of New England, and as a Senior Systems Analyst at Mars Incorporated with responsibilities for Corporate Systems.

         Please refer to the Statement of Additional Information for additional information about Value Opportunities' portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of Value Opportunities.

         Advisory Fees
         -------------

         For its management and supervision of the daily business affairs of Value Opportunities the Adviser is entitled to receive a monthly fee that is accrued daily at the annual rate of 0.80% against the value of Value Opportunities' net assets. This rate will be reduced to 0.75% effective on the date of the Reorganization.

         Subadvisory Fees
         ----------------

         Under the terms of the Subadvisory Agreement, the Subadviser is paid by the Adviser for providing advisory services to Value Opportunities. Value Opportunities does not pay a fee to the Subadviser. The Adviser pays the Subadviser a subadvisory fee calculated at a rate equal to 50% of the gross investment management fee.

WHAT WILL BE THE PRIMARY FEDERAL TAX CONSEQUENCES OF THE REORGANIZATION?

         Prior to or at the completion of the Reorganization, the Funds will have received an opinion from the law firm of McDermott Will & Emery LLP that the Reorganization has been structured so that no gain or loss will be recognized by Value Equity or its shareholders for federal income tax purposes as a result of receiving shares of Value Opportunities in connection with the Reorganization. The holding period and aggregate tax basis of the shares of Value Opportunities that are received by the shareholders of Value Equity will be the same as the holding period and aggregate tax basis of the shares of Value Equity previously held by such shareholders, provided that such shares of Value Equity are held as capital assets. In addition, the holding period and tax basis of the assets of Value Equity in the hands of Value Opportunities as a result of the Reorganization will be the same as in the hands of Value Equity immediately prior to the Reorganization, and no gain or loss will be recognized by Value Opportunities upon the receipt of the assets of Value Equity in exchange for shares of Value Opportunities and the assumption by Value Opportunities of Value Equity's liabilities.

                                      RISKS

ARE THE RISK FACTORS FOR THE FUNDS SIMILAR?


         Yes. The risk factors are substantially similar due to the similar investment objectives and substantially similar investment strategies of the Funds. The risks of Value Opportunities are described in greater detail in that Fund's Prospectus.


WHAT ARE THE PRIMARY RISKS OF INVESTING IN EACH FUND?

         An investment in each Fund is subject to certain risks. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment objectives. The following tables and discussions highlight the primary risks associated with investment in each of the Funds.

--------------------------------------------------------------------------------
                         Each of the Funds is subject to EQUITY SECURITIES RISK.

------------------------ -------------------------------------------------------
VALUE EQUITY             Invests at least 80% of its assets in common stocks.
------------------------ -------------------------------------------------------
VALUE OPPORTUNITIES      Invests principally in equity securities.
--------------------------------------------------------------------------------

         Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product).

--------------------------------------------------------------------------------
                         Each of the Funds is subject to LARGE MARKET
                         CAPITALIZATION COMPANIES RISK.
------------------------ -------------------------------------------------------

VALUE EQUITY             Primarily selects companies which have a market
                         capitalization of $2 billion or more.

------------------------ -------------------------------------------------------
VALUE OPPORTUNITIES      Typically invests in securities of large capitalization
                         companies of $2 billion or more.
--------------------------------------------------------------------------------

         Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

--------------------------------------------------------------------------------

                         Each of the Funds is subject to SMALL AND MEDIUM MARKET
                         CAPITALIZATION COMPANIES RISK.
------------------------ -------------------------------------------------------
VALUE EQUITY             Not a primary investment strategy, but can invest in
                         small and medium market capitalization companies.
------------------------ -------------------------------------------------------
VALUE OPPORTUNITIES      Not a primary investment strategy, but can invest in
                         small and medium market capitalization companies.
--------------------------------------------------------------------------------

         Although not a primary investment strategy, the Funds may invest in issuers having small and medium market capitalizations. Companies with small and medium market capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on small and medium market capitalization companies and their stock performance and can make investment returns highly volatile. Product lines are often less diversified and subject to competitive threats. Small and medium market capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.


--------------------------------------------------------------------------------
                         Each of the Funds is subject to INVESTMENT STYLE RISK.

------------------------ -------------------------------------------------------
VALUE EQUITY             Uses a value strategy.

------------------------ -------------------------------------------------------
VALUE OPPORTUNITIES      Uses a value strategy.

--------------------------------------------------------------------------------

         Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different investment style. A Fund may also employ a combination of styles that impact its risk characteristics. An example of a different investment style includes value investing. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.



                      INFORMATION ABOUT THE REORGANIZATION

REASONS FOR THE REORGANIZATION

         Both Funds are managed and constructed in a similar style and composition. The proposed Reorganization will allow shareholders of Value Equity to own a fund that is similar in style, but with a greater likelihood of gaining additional assets. The Reorganization should create better efficiencies for the portfolio management team and perhaps lower fees for Value Opportunities in the future.

         At a Board meeting held on May 30, 2007, the Board of Trustees of Trust 97, on behalf of Value Equity, considered and unanimously approved the Reorganization. They determined that the Reorganization was in the best interests of shareholders of Value Equity, and that the interests of existing shareholders of Value Equity will not be diluted as a result of the transactions contemplated by the Reorganization.

         Before approving the Plan, the Board of Trustees evaluated extensive information provided by the management of the Funds and reviewed various factors about the Funds and the proposed Reorganization. The Board of Trustees noted that Value Opportunities has a similar investment objective and substantially similar investment strategies as Value Equity and its performance during its first year of operations has exceeded the one year performance of Value Equity. In addition, on a pro forma basis after the Reorganization, total operating expenses, after contractual expense reductions through June 2008, of Value Opportunities are anticipated to be equal to those of Value Equity.


         The Board of Trustees considered the relative asset size of each Fund. As of March 31, 2007, Value Equity's assets were approximately $46.2 million and Value Opportunities' assets were approximately $38.1 million.

         In addition, the Trustees considered, among other things:

the terms and conditions of the Reorganization;

the fact that the Reorganization would not result in the dilution of shareholders' interests;


the fact that the management fee of Value Opportunities will be reduced to that of Value Equity's and total expenses of Value Opportunities will equal those of Value Equity, due to contractual expense agreements entered into with the Adviser through June 2008;

the fact that Value Equity and Value Opportunities have similar investment objectives and substantially similar investment strategies;


the fact that Value Opportunities will bear the expenses incurred by the Funds in connection with the Reorganization;

the benefits to shareholders, including operating efficiencies, which may be achieved from combining the Funds;

the fact that Value Opportunities will assume all of the liabilities of Value Equity;

the fact that the Reorganization is expected to be a tax free transaction for federal income tax purposes; and

alternatives available to shareholders of Value Equity, including the ability to redeem their shares.

         During their consideration of the Reorganization, the Board of Trustees of Trust 97 met with counsel for the independent Trustees regarding the legal issues involved.

         After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Board of Trustees of Trust 97 concluded that the proposed Reorganization would be in the best interests of Value Equity and its shareholders. Consequently, they unanimously approved the Plan.

         The Board of Trustees of Equity Trust has also unanimously approved the Plan on behalf of Value Opportunities.

AGREEMENT AND PLAN OF REORGANIZATION

         The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Information Statement).

         The Plan provides that all of the assets of Value Equity will be acquired by Value Opportunities in exchange for Class A and Class C shares of Value Opportunities and the assumption by Value Opportunities of all of the liabilities of Value Equity on or about ______, 2007, or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Value Equity will endeavor to discharge all of its known liabilities and obligations. Value Equity will prepare an unaudited statement of its assets and liabilities as of the Closing Date.

         At or prior to the Closing Date, Value Equity will declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders all of the Fund's investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

         The number of full and fractional shares of each class of Value Opportunities to be received by the shareholders of Value Equity will be determined by multiplying the respective outstanding class of shares of Value Equity by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Value Equity by the net asset value per share of the respective class of shares of Value Opportunities. These computations will take place as of immediately after the close of business on the New York Stock Exchange and after the declaration of any dividends on the Closing Date (the "Valuation Date"). The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

         Phoenix Equity Planning Corporation ("PEPCO"), the administrator for both Funds, will compute the value of each Fund's respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of Value Opportunities, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC's Division of Investment Management.

         Immediately after the transfer of its assets to Value Opportunities, Value Equity will liquidate and distribute pro rata to the shareholders as of the close of business on the Closing

Date the full and fractional shares of Value Opportunities received by Value Equity. The liquidation and distribution will be accomplished by the establishment of accounts in the names of Value Equity's shareholders on Value Opportunities' share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Value Opportunities due to Value Equity's shareholders. All issued and outstanding shares of Value Equity will be canceled. The shares of Value Opportunities to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, Value Equity will be terminated.

         The consummation of the Reorganization is subject to the conditions set forth in the Plan, including, accuracy of various representations and warranties and receipt of opinions of counsel. The Plan may be terminated (a) by the mutual agreement of the Funds; (b) by either Fund if the Reorganization has not occurred on or before _________, 2007 or (c) at or prior to the Closing Date by either party (1) because of a breach by the other party of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the Closing Date if not cured within 30 days, or (2) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

         If the Reorganization is not consummated, PIC or one of its affiliates will pay the expenses incurred by the Funds in connection with the Reorganization. In such event, no portion of the expenses will be borne directly or indirectly by Value Equity, Value Opportunities or their shareholders.

         If the Reorganization is not consummated, the Board of Trustees of Trust 97 will consider other possible courses of action which may be in the best interests of Value Equity shareholders.

FEDERAL INCOME TAX CONSEQUENCES

         The Reorganization is intended to qualify for federal income tax purposes as a tax free reorganization under section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Reorganization, Value Equity and Value Opportunities will receive an opinion from the law firm of McDermott Will & Emery LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations made by the Funds, for federal income tax purposes, upon consummation of the Reorganization:

1. The transfer of all of the assets of Value Equity solely in exchange for shares of Value Opportunities and the assumption by Value Opportunities of the liabilities of Value Equity followed by the distribution of Value Opportunities' shares to the shareholders of Value Equity in dissolution and liquidation of Value Equity will constitute a "reorganization" within the meaning of section 368(a)(1) of the Code, and Value Equity and Value Opportunities will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

2. No gain or loss will be recognized by Value Opportunities upon the receipt of the assets of Value Equity solely in exchange for the shares of Value Opportunities and the assumption by Value Opportunities of the liabilities of Value Equity;

3. No gain or loss will be recognized by Value Equity on the transfer of its assets to Value Opportunities in exchange for Value Opportunities' shares and the assumption by Value Opportunities of the liabilities of Value Equity or upon the distribution (whether actual or constructive) of Value Opportunities shares to Value Equity's shareholders in exchange for their shares of Value Equity;

4. No gain or loss will be recognized by Value Equity's shareholders upon the exchange of their shares of Value Equity for shares of Value Opportunities in liquidation of Value Equity;

5. The aggregate tax basis of the shares of Value Opportunities received by each shareholder of Value Equity pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Value Equity held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Value Opportunities received by each shareholder of Value Equity will include the period during which the shares of Value Equity exchanged therefor were held by such shareholder (provided that the shares of Value Equity were held as a capital asset on the date of the Reorganization); and

6. The tax basis of the assets of Value Equity acquired by Value Opportunities will be the same as the tax basis of such assets to Value Equity immediately prior to the Reorganization, and the holding period of such assets in the hands of Value Opportunities will include the period during which the assets were held by Value Equity.

         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax free reorganization under the Code, Value Equity would recognize gain or loss on the transfer of its assets to Value Opportunities and each shareholder of Value Equity would recognize a taxable gain or loss equal to the difference between its tax basis in its Value Equity shares and the fair market value of the shares of Value Opportunities it received.

         As of August 31, 2006, Value Equity had capital loss carryforward of $5.2 million. Value Opportunities' utilization after the Reorganization of any pre-Reorganization losses realized by Value Equity to offset gains realized by Value Opportunities could be subject to limitation in future years.

PRO-FORMA CAPITALIZATION

         The following table sets forth the capitalization of Value Equity and Value Opportunities as of December 31, 2006 and the capitalization of Value Opportunities on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.724 Class A shares and 0.752 Class C shares of Value Opportunities for each Class A and Class C share, respectively, of Value Equity.

             CAPITALIZATION OF VALUE EQUITY, VALUE OPPORTUNITIES AND
                         VALUE OPPORTUNITIES (PRO FORMA)

------------------------------------------------------------------------------------------------
                                                                                    VALUE
                                                                                OPPORTUNITIES
                                                                                  PRO-FORMA
                                                VALUE                              (AFTER
                          VALUE EQUITY      OPPORTUNITIES     ADJUSTMENTS      REORGANIZATION)
                          ------------     --------------     -----------      ---------------
------------------------ ---------------- ----------------- ---------------- -------------------
Net Assets
Class A                   $27,799,461      $29,451,179       $  9,072,724      $66,323,364
Class B                   $ 9,072,724            ---         ($ 9,072,724)           ---
Class C                   $ 9,363,346      $   370,573                         $ 9,733,919
Total Net Assets          $                $                                   $
------------------------ ---------------- ----------------- ---------------- -------------------
Net Asset Value Per
Share
Class A                        $16.44           $11.91                              $11.91
Class B                        $15.78             ---                                 ---
Class C                        $15.79           $11.88                              $11.88
------------------------ ---------------- ----------------- ---------------- -------------------
Shares Outstanding
Class A                     1,690,468        2,473,381        1,406,147          5,569,996
Class B                       574,882            ---           (574,882)             ---
Class C                       592,876           31,182          195,006            819,064
------------------------ ---------------- ----------------- ---------------- -------------------
Total Shares                2,858,226        2,504,563        1,026,271          6,389,060
Outstanding
------------------------------------------------------------------------------------------------

* Reflects $30,000 of merger related expenses.

         The table set forth above should not be relied upon to calculate the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

DISTRIBUTION OF SHARES

         PEPCO, an affiliate of The Phoenix Companies, Inc. and the sole stockholder of the Adviser, serves as the national distributor of the Funds' shares. PEPCO distributes the Funds' shares either directly or through securities dealers or agents or bank-affiliated securities brokers. Value Opportunities is authorized to issue two classes of shares: Class A and Class C. Value Equity currently offers Class A, Class B and Class C shares. The Class B shares of Value Equity will be converted to Class A shares before the Reorganization, and thereafter Value Equity will offer Class A and Class C shares. Each Class has a separate distribution arrangement and bears its own distribution expenses, if any.

         In the proposed Reorganization, shareholders of Value Equity owning Class A or Class C shares will receive Class A or Class C shares, respectively, of Value Opportunities. Class A shares may pay a sales charge at the time of purchase of up to 5.75% of the offering price. Class A Shares on which a finder's fee has been paid may incur a 1% deferred sales charge if the shares are redeemed within one year of purchase. The one-year period begins on the last day of the month preceding the month in which the purchase was made. If you acquire Class A shares as a result of the Reorganization, you will continue to be subject to a deferred sales charge upon subsequent redemption to the same extent as if you had continued to hold your shares of Value Equity. Class A shares are also subject to distribution-related fees. A Rule 12b-1 plan has been adopted for the Class A shares of Value Opportunities under which the Fund may pay a service fee at an annual rate which may not exceed 0.25 % of average daily net assets attributable to the Class.

         Class C shares are sold without a front-end sales charge and are subject to a 1.00% CDSC if such shares are redeemed within one year of purchase. For purposes of calculating the CDSC that you may pay when you dispose of any Class C shares acquired as a result of the Reorganization, the length of time you hold shares in Value Opportunities will be added to the length of time you held shares in Value Equity. If you acquire Class C shares as a result of the Reorganization, you will continue to be subject to a CDSC upon subsequent redemption to the same extent as if you had continued to hold your shares of Value Equity. Class C shares are also subject to distribution-related fees. A Rule 12b-1 plan has been adopted for the Class C shares of Value Opportunities under which the Fund may pay for distribution-related expenses at an annual rate which may not exceed 1.00 % of average daily net assets attributable to the Class. Class C shares do not convert to any other class of shares. Class C shares issued to shareholders of Value Equity in connection with the Reorganization will continue to be subject to the CDSC schedule in place at the time of their original purchase.

         In connection with the Reorganization, no sales charges are imposed. More detailed descriptions of the Class A and Class C shares and the distribution arrangements applicable to these classes of shares are contained in the Prospectus and Statement of Additional Information relating to Value Opportunities.

PURCHASE AND REDEMPTION PROCEDURES

         Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. For information about minimum purchase requirements, see "Your Account" and "How to Buy Shares" in each Fund's Prospectus. Each Fund, subject to certain restrictions, provides for telephone or mail redemption of shares at net asset value, less any CDSC, as next determined after receipt of a redemption order on each day the New York Stock Exchange is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in each Fund's Prospectus. Each Fund may involuntarily redeem shareholders' accounts that have a balance below $200, subject to sixty-days written notice. All investments are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

EXCHANGE PRIVILEGES

         Value Equity and Value Opportunities currently offer shareholders identical exchange privileges. Shareholders of each Fund may exchange their shares for shares of a corresponding class of shares of other affiliated Phoenix Funds.

         On exchanges with corresponding classes of shares that carry a contingent deferred sales charge, the contingent deferred sales charge schedule of the original shares purchased continues to apply. Additional information concerning the Funds' exchange privileges is contained in the Funds' Prospectuses.

DIVIDEND POLICY

         The Funds distribute net investment income semiannually. Both Funds distribute net realized capital gains, if any, at least annually.

         All dividends and distributions of the Funds are paid in additional shares of the respective Fund unless a shareholder has elected to receive distributions in cash. See the Funds' Prospectuses for further information concerning dividends and distributions.

         Each Fund has qualified, and Value Opportunities intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders.


                 COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

FORM OF ORGANIZATION

         Value Equity is a series of Trust 97, a diversified open-end management investment company registered with the SEC under the 1940 Act that was organized as a Delaware statutory trust. Value Opportunities is a series of Equity Trust, a diversified open-end management investment company registered with the SEC under the 1940 Act that was organized as a Delaware statutory trust. Trust 97 and Equity Trust are governed by their respective Agreements and Declarations of Trust ("Declarations of Trust") and Bylaws, a Board of Trustees, and applicable Delaware law. Trust 97 and Equity Trust is each organized as a "series company" as that term is used in Rule 18f-2 under the 1940 Act. The series of Equity Trust currently consist of Value Opportunities and two other mutual funds of various asset classes, while Trust 97 consists of Value Equity and three other mutual funds.

CAPITALIZATION

         The beneficial interests in Trust 97 and Equity Trust are represented by an unlimited number of transferable shares of beneficial interest, no par value, of one or more series. The

Declaration of Trust of each entity permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

         Value Equity shares are offered in three classes (Class A, Class B and Class C), and shares of Value Opportunities are offered in only two classes (Class A and Class C). Class B shares of Value Equity will be converted to Class A at no charge before the Reorganization. Shares of the classes of each Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees, as applicable. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Fund. Shareholders of each Fund vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class.

SHAREHOLDER LIABILITY

         Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that Trust 97 or Equity Trust or a shareholder of Trust 97 or Equity Trust is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of Trust 97 and Equity Trust to liability. To guard against this risk, the Declaration of Trust of each of Trust 97 and Equity Trust
(a) provides that any written obligation of Trust 97 or Equity Trust, as the case may be, may contain a statement that such obligation may only be enforced against the assets of Trust 97 or Equity Trust, as the case may be, or the particular series in question and the obligation is not binding upon the shareholders of Trust 97 or Equity Trust, as the case may be; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of trust property of any shareholder held personally liable for the obligations of Trust 97 or Equity Trust, as the case may be. Accordingly, the risk of a shareholder of Trust 97 or Equity Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (1) the court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) Trust 97 or Equity Trust, as the case may be, itself is unable to meet its obligations. In light of Delaware law, the nature of each of Trust 97's and Equity Trust's business, and the nature of their assets, the risk of personal liability to a shareholder of Trust 97 or Equity Trust is remote.

SHAREHOLDER MEETINGS AND VOTING RIGHTS

         Trust 97 and Equity Trust, on behalf of Value Equity and Value Opportunities, respectively, are not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Trust 97 or Equity Trust. In addition, each of Trust 97 and Equity Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Neither Trust 97 nor Equity Trust currently intends to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of Trust 97 or Equity Trust.

         Except when a larger quorum is required by applicable law or the applicable governing documents, with respect to each of Trust 97 and Equity Trust, 33 1/3% of the shares entitled to vote constitutes a quorum for consideration of a matter at a shareholders' meeting. When a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act). A Trustee of either entity may be removed at a meeting of shareholders by a vote of two-thirds of the outstanding shares of either entity, as the case may be, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal.

         Under the Declaration of Trust of each entity, each shareholder is entitled to one vote for each dollar of net asset value of each share owned by such shareholder and each fractional dollar amount is entitled to a proportionate fractional vote.

         The Declaration of Trust of each of Trust 97 and Equity Trust provides that unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote: (1) reorganize Trust 97 or Equity Trust, as the case may be, as a corporation or other entity,
(2) merge Trust 97 or Equity Trust, as the case may be, into another entity, or merge, consolidate or transfer the assets and liabilities of a Fund or class of shares to another entity, and (3) combine the assets and liabilities held with respect to two or more series or classes into assets and liabilities held with respect to a single series or class. The Trustees of each of Trust 97 and Equity Trust may also terminate Trust 97 or Equity Trust, as the case may be, a Fund, or a class of shares upon written notice to the shareholders.

LIQUIDATION

         In the event of the liquidation of Trust 97 or Equity Trust, either Fund, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to Trust 97 or Equity Trust, the Fund or attributable to the class over the liabilities belonging to Trust 97 or Equity Trust, the Fund or attributable to the class. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the dollar value of shares of a class of the Fund held by them on the date of distribution.

LIABILITY AND INDEMNIFICATION OF TRUSTEES

         Under the Declaration of Trust of each of Trust 97 and Equity Trust, a Trustee is generally personally liable only for willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. As provided in the Declaration of Trust and Bylaws of each of Trust 97 and Equity Trust, each Trustee of Trust 97 or Equity Trust is entitled to be indemnified against all liabilities and all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her office of Trustee, unless the Trustee (1) shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to Trust 97 or Equity Trust, as the case may be, or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office of Trustee (collectively, "disabling conduct") or (2) with respect to any proceeding disposed of without an adjudication by the court or other body before which the proceeding was brought that such Trustee was liable to Trust 97 or Equity Trust, as the case may be, or its shareholders by reason of disabling conduct, unless there has been a determination that the Trustee did not engage in disabling conduct. This determination may be made by (a) the court or other body before which the proceeding was brought, (b) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (c) an independent legal counsel in a written opinion. Trust 97 and Equity Trust may also advance money in connection with the preparation and presentation of a defense to any proceeding provided that the Trustee undertakes to repay Trust 97 or Equity Trust, as the case may be, if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

         The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust and Bylaws of each of Trust 97 and Equity Trust and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, Bylaws and Delaware law directly for more complete information.

SHAREHOLDER INFORMATION

         As of March 30, 2007, the total number of shares of Value Equity outstanding was as follows:

                   ----------------------------------------------------
                                        NUMBER OF SHARES
                                        ----------------
                   ------------------- --------------------------------
                   CLASS A                     1,692,731

                   CLASS B                       533,405

                   CLASS C                       569,919
                   ------------------- --------------------------------
                   TOTAL                       2,796,055
                   ----------------------------------------------------

         As of May 21, 2007, the officers and Trustees of Trust 97, as a group, owned beneficially or of record less than 1% of the outstanding shares of Value Equity.

         As of May 21, 2007, the officers and Trustees of the Equity Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of Value Opportunities.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of May 21, 2007, the beneficial owners or record owners of more than 5% of the shares of Value Equity or Value Opportunities were as follows:

VALUE EQUITY  CLASS A

---------------------------------------------------------------------------------------------------------------------
                                                % OF SHARES OF PORTFOLIO BEFORE    % OF SHARES OF PORTFOLIO AFTER
       NAME AND ADDRESS        NO. OF SHARES            REORGANIZATION                     REORGANIZATION
---------------------------------------------------------------------------------------------------------------------
NFS LLC FEBO                      170,790                    6.1%                             Under 5%
FIIOC AS AGENT FOR
QUALIFIED EMPLOYEE BENEFIT
PLANS (401K) FINOPS-IC FUNDS
100 MAGELLAN WAY KW1C
COVINGTON, KY 41015-1987
---------------------------------------------------------------------------------------------------------------------


VALUE OPPORTUNITIES  CLASS A

---------------------------------------------------------------------------------------------------------------------
                                                % OF SHARES OF PORTFOLIO BEFORE    % OF SHARES OF PORTFOLIO AFTER
       NAME AND ADDRESS        NO. OF SHARES            REORGANIZATION                     REORGANIZATION
---------------------------------------------------------------------------------------------------------------------
PHOENIX WEALTH
BUILDER PHOLIO ATTN
CHRIS WILKOS
SHAREHOLDER SERVICES            1,127,154                    32.1%                            13.5%
DEPT C/O PHOENIX
EQUITY PLANNING 101
MUNSON ST GREENFIELD,
MA 01301-9684
---------------------------------------------------------------------------------------------------------------------
PHOENIX WEALTH
GUARDIAN PHOLIO ATTN
CHRIS WILKOS
SHAREHOLDER SERVICES              413,109                    11.8%                            Under 5%
DEPT C/O PHOENIX
EQUITY PLANNING 101
MUNSON ST GREENFIELD,
MA 01301-9684
---------------------------------------------------------------------------------------------------------------------
PHOENIX LIFE INSURANCE
COMPANY C/O TINA
DIBUONO INVESTMENT                197,962                     5.6%                            Under 5%
ACCOUNTING H-3E-2 ONE
AMERICAN ROW
HARTFORD, CT 06115-2521
---------------------------------------------------------------------------------------------------------------------


                        FINANCIAL STATEMENTS AND EXPERTS

         The Annual Report of Trust 97 relating to Value Equity, for the year ended as of August 31, 2006, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. The Annual Report of Equity Trust relating to Value Opportunities, for the year ended as of June 30, 2006, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.


         The Semi-Annual Reports of Value Equity and Value Opportunities for the six month periods ended February 28, 2007 and December 31, 2006, respectively, has been incorporated by reference herein.


LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of Value Opportunities will be passed upon by Kevin J. Carr, Esq., Vice President and Counsel, The Phoenix Companies, Inc.

ADDITIONAL INFORMATION

         Trust 97 and Equity Trust are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661 and at Woolworth Building, 233 Broadway, New York, New York 10279. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.





July___, 2007

EXHIBIT A
---------

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION


         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ___ day of __________, 2007, by and between Phoenix Equity Trust, a Delaware statutory trust (the "Acquiring Trust"), with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of the Phoenix Value Opportunities Fund (the "Acquiring Fund"), a separate series of the Acquiring Trust, and Phoenix Investment Trust 97, a Delaware statutory trust (the "Selling Trust"), on behalf of the Phoenix Value Equity Fund (the "Acquired Fund"), a separate series of the Selling Trust.

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         The Acquired Fund is a separate series of the Selling Trust and the Acquiring Fund is a separate series of the Acquiring Trust, each of which is an open-end, registered investment company of the management type. The Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest.

         The Board of Trustees of the Acquiring Trust, including a majority of the Trustees who are not "interested persons" of the Acquiring Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders, and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

         The Board of Trustees of the Selling Trust, including a majority of the Trustees who are not "interested persons" of the Selling Trust, as defined in the 1940 Act, has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.       TRANSACTION

         1.1 Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund's net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

         1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the Closing Date (collectively, the "Assets").

         1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date.

         1.4 Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

         1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund or its Transfer Agent, as defined in paragraph 3.3.

         1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.       VALUATION

         2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures established by the Acquiring Trust's Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Acquiring Fund.

         2.2 The net asset value of the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by the Acquiring Trust's Board of Trustees which shall be described in the Acquiring Fund's then-current prospectus and statement of additional information.

         2.3 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's Assets shall be determined by dividing the value of the net assets with respect to the shares of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

         2.4 Phoenix Equity Planning Corporation ("PEPCO") shall make all computations of value, in its capacity as financial agent for the Acquiring Trust.

3.       CLOSING AND CLOSING DATE

         3.1 The Closing Date shall be _______________, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the "Closing") shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of Phoenix Life Insurance Company, One American Row, Hartford, CT 06115-0480 or at such other time and/or place as the parties may agree.

         3.2 The Selling Trust shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the "Custodian"), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund on the next business day following the Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund's name by its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund's Custodian to the custodian for the Acquiring Fund for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Acquired Fund on the next business day following the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund's portfolio securities and instruments deposited with a "securities depository", as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.


         3.3 The Selling Trust shall direct PEPCO (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the

Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

         3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4.       REPRESENTATIONS AND WARRANTIES

         4.1 The Selling Trust, on behalf of the Acquired Fund, represents and warrants as follows:

         (a) The Acquired Fund is duly organized as a series of the Selling Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Selling Trust's Agreement and Declaration of Trust (the "Declaration of Trust") to own all of its assets and to carry on its business as it is now being conducted;

         (b) The Selling Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Selling Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

         (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Selling Trust's Declaration of Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Selling Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or
(ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Selling Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

         (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

         (h) Except as otherwise disclosed in writing to and accepted by the Acquiring Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Selling Trust, on behalf of the Acquired Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Selling Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

         (i) The unaudited Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at February 28, 2007 are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (j) Since February 28, 2007, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

         (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

         (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

         (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Selling Trust, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles; and

         (o) The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the NASD, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

         4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants as follows:

         (a) The Acquiring Fund is duly organized as a series of the Acquiring Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Acquiring Trust's Agreement and Declaration of Trust (the "Trust Instrument") to own all of its assets and to carry on its business as it is now being conducted;

         (b) The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Trust's Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

         (f) Except as otherwise disclosed in writing to and accepted by the Selling Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquiring Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of the Acquiring Fund's business. The Acquiring Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or the Acquiring Fund's ability to consummate the transactions herein contemplated;

         (g) On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

         (h) The unaudited financial statements of the Acquiring Fund at _____________are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein;

         (i) Since ______________, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (i), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change;

         (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (k) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward) and has met the diversification requirements of the Code and the regulations thereunder;

         (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

         (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Acquiring Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (n) Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);

         (o) The information to be furnished by the Acquiring Trust for use in the registration statements and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

         (p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.       COVENANTS OF THE SELLING TRUST ON BEHALF OF THE ACQUIRED FUND

         5.1 The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

         5.2 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

         5.3 The Acquired Fund shall assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the holders of the Acquired Fund's shares.

         5.4 Subject to the provisions of this Agreement, the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.5 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

         5.6 The Acquired Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

         5.7 The Selling Trust, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Trust, on behalf of the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Selling Trust's, on behalf of the Acquired Fund's, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Acquiring Trust's, on behalf of the Acquiring Fund's, title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

6.       COVENANTS OF THE ACQUIRING TRUST ON BEHALF OF THE ACQUIRING FUND

         6.1 The Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

         6.2 Subject to the provisions of this Agreement, the Acquiring Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         6.3 The Acquiring Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

         6.4 The registration statement on Form N-14 (the "Registration Statement") which the Acquiring Fund shall have prepared and filed for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties thereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         6.5 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

         The obligations of the Selling Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Selling Trust's election, to the performance by the Acquiring Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         7.1 All representations and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         7.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Trust, on behalf of the Acquiring Fund on or before the Closing Date; and

         7.3 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request.

8.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Trust's election, to the performance by the Selling Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

         8.1 All representations and warranties of the Selling Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         8.2 The Selling Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Selling Trust;

         8.3. The Selling Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Selling Trust, on behalf of the Acquired Fund, on or before the Closing Date;

         8.4 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed; and

         8.5 The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund's name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Fund shall reasonably request.

9. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

         If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Selling Trust, on behalf of the Acquired Fund, or the Acquiring Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         9.1 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

         9.2 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Selling Trust and the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

         9.3 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

         9.4 The parties shall have received the opinion of McDermott Will & Emery LLP, addressed to the Acquiring Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall, for federal income tax purposes, qualify as a tax free reorganization described in Section 368(a)(1) of the Code. The delivery of such opinion is conditioned upon receipt of representations it shall request of the Acquiring Trust. Notwithstanding anything herein to the contrary, the Acquiring Trust may not waive the condition set forth in this paragraph 9.4.

10.      BROKERAGE FEES AND EXPENSES

         10.1 The Selling Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         10.2 The expenses relating to the proposed Reorganization will be borne by the Acquiring Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement on Form N-14, printing and distributing the Acquiring Fund's prospectus, legal fees, accounting fees, and securities registration fees. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

         10.3 In the event the transactions contemplated by this Agreement are not consummated, then Phoenix Investment Counsel, Inc. agrees that it shall bear all of the costs and expenses incurred by both the Acquiring Fund and the Acquired Fund in connection with such transactions.

11.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         11.1 The Selling Trust and the Acquiring Trust have not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.

         11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.      TERMINATION

         This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before _____________ unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.      WAIVER

         The Acquiring Fund and the Acquired Fund, after consultation with their respective counsel and by mutual consent of their respective Board of Trustees, may waive any condition to their respective obligations hereunder, except that the Acquiring Trust may not waive the condition set forth in paragraph 9.4.

14.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable and mutually agreed upon in writing by the authorized officers of the Selling Trust and the Acquiring Trust.

15.      NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to Phoenix Equity Planning Corporation, 101 Munson Street, Greenfield, Massachusetts 01301,
Attn: General Counsel.

16.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
         LIABILITY

         16.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         16.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         16.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

         16.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         16.5 It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Acquired Fund personally, but shall bind only the property of the Acquired Fund, as provided in the Declaration of Trust of the Acquired Fund. The execution and delivery by such officers of the Acquired Fund shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund as provided in the Declaration of Trust of the Acquired Fund.

         16.6 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Acquiring Fund personally, but shall bind only the Acquiring Trust property of the Acquiring Fund, as provided in the Trust Instrument of the Acquiring Fund. The execution and delivery by such officers of the Acquiring Fund shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Acquiring Trust property of the Acquiring Fund as provided in the Trust Instrument of the Acquiring Fund.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary, all as of the date first written above.




Attest:                                      PHOENIX EQUITY TRUST, ON BEHALF
                                             OF ITS SERIES PHOENIX VALUE
                                             OPPORTUNITIES FUND


_______________________________              By: _______________________________
By:
Title:                                       Title:


Attest:                                      PHOENIX INVESTMENT TRUST 97, ON
                                             BEHALF OF ITS SERIES PHOENIX
                                             VALUE EQUITY FUND

_______________________________              By: _______________________________
By:
Title:                                       Title:




                                             Agreed and accepted as to paragraph
                                             10.3 only:

Attest:                                      PHOENIX INVESTMENT COUNSEL, INC.


_______________________________              By: _______________________________
By:
Title:                                       Title:

                       STATEMENT OF ADDITIONAL INFORMATION

                            Acquisition of Assets of

                            PHOENIX VALUE EQUITY FUND

                                   a series of

                           PHOENIX INVESTMENT TRUST 97
                     c/o Phoenix Equity Planning Corporation
                                101 Munson Street
                         Greenfield, Massachusetts 01301
                                 (800) 243-1574

                        By and In Exchange For Shares of

                        PHOENIX VALUE OPPORTUNITIES FUND

                                   a series of

                              PHOENIX EQUITY TRUST
                     c/o Phoenix Equity Planning Corporation
                                101 Munson Street
                         Greenfield, Massachusetts 01301
                                 (800) 243-1574



         This Statement of Additional Information, dated _____, 2007, relating specifically to the proposed transfer of the assets and liabilities of Phoenix Value Equity Fund ("Value Equity"), a series of Phoenix Investment Trust 97 ("Investment Trust 97") to Phoenix Value Opportunities Fund ("Value Opportunities"), a series of Phoenix Equity Trust ("Equity Trust"), in exchange for Class A and Class C shares of beneficial interest, no par value, of Value Opportunities (to be issued to holders of shares of Value Equity), consists of the information set forth below pertaining to Value Equity and Value Opportunities and the following described documents, each of which is attached hereto and incorporated by reference herein:

         (1) The Statement of Additional Information of Value Equity, dated December 31, 2006;

         (2) The Statement of Additional Information of Value Opportunities, dated October 31, 2006;

         (3) Annual Report of Value Equity for the year ended August 31, 2006;

         (4) Annual Report of Value Opportunities for the year ended June 30, 2006;

         (5) Semi-Annual Report of Value Equity for the six month period ended February 28, 2007; and

         (6) Semi-Annual Report of Value Opportunities for the six month period ended December 31, 2006; and

         (7) Pro Forma Financial Statements dated as of _______, 2007.

         This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Information Statement of Value Equity and Value Opportunities, dated _______, 2007. A copy of the Prospectus/Information Statement may be obtained without charge by calling or writing to Investment Trust 97 or Equity Trust at the telephone numbers or addresses set forth above.

Phoenix Equity Trust

Pro Forma Combining Financial Statements (Unaudited)

December 31, 2006

Introductory Paragraph


The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of Phoenix Value Equity Fund ("Value Equity"), a series of Phoenix Investment Trust 97, in exchange for shares of Phoenix Value Opportunities Fund ("Value Opportunities"), a series of Phoenix Equity Trust, at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, Value Opportunities, and the results of operations of Value Opportunities for pre-combination periods will not be restated.

The pro forma unaudited combining statements of assets and liabilities and schedule of investments reflect the financial position of Value Equity and Value Opportunities as of December 31, 2006.

The pro forma unaudited statement of operations reflects the results of operations of each of the funds for the year ended December 31, 2006, as though the reorganization occurred as of the beginning of the preceding twelve month period.

The pro forma combining statements should be read in conjunction with the financial statements and financial highlights for Value Equity and Value Opportunities, which are incorporated by reference in the Statement of Additional Information.

Phoenix Value Opportunities Fund/Phoenix Value Equity Fund
Pro Forma Combining Schedule of Investments
December 31, 2006 (Unaudited)

                               Shares or Par                                                                       Market Value
----------------------------- ------------------- ---------------------------------- --------------- ---------- --------------------
   Phoenix                                                                                                         Phoenix Value
    Value          Phoenix       Phoenix Value                                                                     Opportunities
 Opportunities  Value Equity     Opportunities                                           Phoenix      Phoenix          Fund
                                                                                                                  ------------------
                                   Pro Forma                                              Value
                                   Combining                                          Opportunities Value Equity     Combining
     Fund          Fund            Portfolios     DESCRIPTION                             Fund          Fund         Portfolios
------------------------------------------------- ---------------------------------- -----------------------------------------------
                                                  DOMESTIC COMMON STOCKS --98.2%

                                                  AEROSPACE & DEFENSE  --0.4%
      300         3,900                4,200      Northrop Grumman Corp.               $   20,310   $    264,030     $    284,340
                                                  Total Aerospace & Defense                20,310        264,030          284,340

                                                  ASSET MANAGEMENT & CUSTODY
                                                  BANKS --0.9%
   13,200           -                 13,200      Ameriprise Financial, Inc.              719,400            -            719,400
                                                  Total Asset Management & Custody
                                                  Banks                                   719,400            -            719,400

                                                  BROADCASTING & CABLE TV --3.4%

   38,100        67,200              105,300      DIRECTV Group, Inc. (The) (b)           950,214      1,675,968        2,626,182
                                                  Total Broadcasting & Cable TV           950,214      1,675,968        2,626,182

                                                  BUILDING PRODUCTS --0.1%
      100         2,300                2,400      PW Eagle, Inc.                            3,450         79,350           82,800
                                                  Total Building Products                   3,450         79,350           82,800

                                                  COMMODITY CHEMICALS --0.4%
       -         11,600               11,600      Lyondell Chemical Co.                       -          296,612          296,612
                                                  Total Commodity Chemicals                   -          296,612          296,612

                                                  COMPUTER HARDWARE --1.4%
      500        12,300               12,800      Hewlett-Packard Co.                      20,595        506,637          527,232
      300         5,200                5,500      International Business Machines Corp.    29,145        505,180          534,325
                                                  Total Computer Hardware                  49,740      1,011,817        1,061,557

                                                  COMPUTER STORAGE & PERIPHERALS --0.8%
       -          8,700                8,700      Lexmark International, Inc. Class A(b)      -          636,840          636,840
                                                  Total Computer Storage & Peripherals        -          636,840          636,840

                                                  CONSTRUCTION & FARM MACHINERY &
                                                  HEAVY TRUCKS --1.8%
      800         7,400                8,200      Cummins, Inc.                            94,544        874,532          969,076
      100         2,900                3,000      FreightCar America, Inc.                  5,545        160,805          166,350
    3,300           -                  3,300      Manitowoc Co., Inc. (The)               196,119            -            196,119
                                                  Total Construction & Farm Machinery &
                                                  Heavy Trucks                            296,208      1,035,337        1,331,545

                                                  DEPARTMENT STORES --0.3%
    3,600         1,900                5,500      Dillard's, Inc. Class A                 125,892         66,443          192,335
                                                  Total Department Stores                 125,892         66,443          192,335

                                                  DIVERSIFIED CHEMICALS --1.7%
        -        19,100               19,100      Ashland, Inc.                               -        1,321,338        1,321,338
                                                  Total Diversified Chemicals                 -        1,321,338        1,321,338

                                                  DIVERSIFIED METALS & MINING --0.8%
    3,100         8,000               11,100      Freeport-McMoRan Copper & Gold, Inc.
                                                  Class B (Indonesia)(c)                  172,763        445,840          618,603
                                                  Total Diversified Metals & Mining       172,763        445,840          618,603

                                                  ELECTRIC UTILITIES --3.5%
   16,881        27,500               44,381      FirstEnergy Corp.                     1,017,924      1,658,250        2,676,174
                                                  Total Electric Utilities              1,017,924      1,658,250        2,676,174

                                                  ELECTRICAL COMPONENTS &
                                                  EQUIPMENT --1.2%
   10,277           -                 10,277      Cooper Industries Ltd. Class A          929,349            -            929,349
                                                  Total Electrical Components &
                                                  Equipment                               929,349            -            929,349

                                                  FERTILIZERS & AGRICULTURAL
                                                  CHEMICALS --0.8%
   22,500           -                 22,500      CF Industries Holdings, Inc.            576,900            -            576,900
                                                  Total Fertilizers & Agricultural
                                                  Chemicals                               576,900            -            576,900

                                                  FOOD RETAIL --1.4%
   43,700           -                 43,700      Kroger Co. (The)                      1,008,159            -          1,008,159
    1,800           -                  1,800      Safeway, Inc.                            62,208            -             62,208
                                                  Total Food Retail                     1,070,367            -          1,070,367

                                                  GENERAL MERCHANDISE STORES --2.1%
   25,700         6,600               32,300      Big Lots, Inc.(b)                       589,044        151,272          740,316
   28,900           -                 28,900      Dollar Tree Stores, Inc.(b)             869,890            -            869,890
                                                  Total General Merchandise Stores      1,458,934        151,272        1,610,206

                                                  HEALTH CARE DISTRIBUTORS --2.3%
    7,200        32,700               39,900      AmerisourceBergen Corp.                 323,712      1,470,192        1,793,904
                                                  Total Health Care Distributors          323,712      1,470,192        1,793,904

                                                  INDUSTRIAL MACHINERY --1.6%
   12,900           -                 12,900      Danaher Corp.                           934,476            -            934,476
    3,100           -                  3,100      Eaton Corp.                             232,934            -            232,934
      900           -                    900      Parker-Hannifin Corp.                    69,192            -             69,192
                                                  Total Industrial Machinery            1,236,602            -          1,236,602

                                                  INTEGRATED OIL & GAS --12.9%
   20,300        32,800               53,100      ConocoPhillips                        1,460,585      2,359,960        3,820,545
    8,760        53,000               61,760      Exxon Mobil Corp.                       671,279      4,061,390        4,732,669
   11,900         1,700               13,600      Marathon Oil Corp.                    1,100,750        157,250        1,258,000
                                                  Total Integrated Oil & Gas            3,232,614      6,578,600        9,811,214

                                                  INTEGRATED TELECOMMUNICATION
                                                  SERVICES --4.2%
    6,000           -                  6,000      AT&T, Inc.                              214,500            -            214,500
    4,300        18,400               22,700      Embarq Corp.                            226,008        967,104        1,193,112
   26,600       190,400              217,000      Qwest Communications
                                                  International, Inc.(b)                  222,642      1,593,648        1,816,290
                                                  Total Integrated Telecommunication
                                                  Services                                663,150      2,560,752        3,223,902

                                                  INVESTMENT BANKING & BROKERAGE --7.7%
    4,400         2,600                7,000      Goldman Sachs Group, Inc. (The)         877,140        518,310        1,395,450
   14,100         5,800               19,900      Lehman Brothers Holdings, Inc.        1,101,492        453,096        1,554,588
    6,300        29,000               35,300      Morgan Stanley                          513,009      2,361,470        2,874,479
                                                  Total Investment Banking & Brokerage  2,491,641      3,332,876        5,824,517

                                                  LEISURE PRODUCTS --0.5%
    4,300        10,900               15,200      Marvel Entertainment, Inc.(b)           115,713        293,319          409,032
                                                  Total Leisure Products                  115,713        293,319          409,032

                                                  LIFE & HEALTH INSURANCE --2.3%
    2,572        24,500               27,072      MetLife, Inc.                           151,774      1,445,745        1,597,519
      300         2,000                2,300      Nationwide Financial Services, Inc.
                                                  Class A                                  16,260        108,400          124,660
                                                  Total Life & Health Insurance           168,034      1,554,145        1,722,179

                                                  MANAGED HEALTH CARE --0.1%
      -             400                  400      CIGNA Corp.                                 -           52,628           52,628
                                                  Total Managed Health Care                   -           52,628           52,628

                                                  MULTI-LINE INSURANCE --6.7%
    3,100        10,800               13,900      Assurant, Inc.                          171,275        596,700          767,975
   29,200        41,800               71,000      Genworth Financial, Inc. Class A        998,932      1,429,978        2,428,910
    1,854        18,400               20,254      Hartford Financial Services Group,
                                                  Inc. (The)                              172,997      1,716,904        1,889,901
                                                  Total Multi-line Insurance            1,343,204      3,743,582        5,086,786

                                                  OIL & GAS EQUIPMENT & SERVICES --0.6%
       -          8,900                8,900      Tidewater, Inc.                             -          430,404          430,404
                                                  Total Oil & Gas Equipment & Services        -          430,404          430,404

                                                  OIL & GAS EXPLORATION & PRODUCTION --0.9%
       -         10,400               10,400      Devon Energy Corp.                          -          697,632          697,632
                                                  Total Oil & Gas Exploration & Production    -          697,632          697,632

                                                  OIL & GAS REFINING & MARKETING --3.4%
    4,400           -                  4,400      Frontier Oil Corp.                      126,456            -            126,456
    1,000           -                  1,000      Sunoco, Inc.                             62,360            -             62,360
   14,600         6,200               20,800      Tesoro Corp.                            960,242        407,774        1,368,016
   20,800           -                 20,800      Valero Energy Corp.                   1,064,128            -          1,064,128
                                                  Total Oil & Gas Refining &
                                                  Marketing                             2,213,186        407,774        2,620,960

                                                  OTHER DIVERSIFIED FINANCIAL
                                                  SERVICES --6.6%
   38,900          -                  38,900      Citigroup, Inc.                       2,166,730            -          2,166,730
   34,700        23,800               58,500      JPMorgan Chase & Co.                  1,676,010      1,149,540        2,825,550
                                                  Total Other Diversified Financial
                                                  Services                              3,842,740      1,149,540        4,992,280

                                                  PAPER PRODUCTS --0.8%
   17,000           -                 17,000      International Paper Co.                 579,700            -            579,700
                                                  Total Paper Products                    579,700            -            579,700

                                                  PHARMACEUTICALS --7.5%
       -            400                  400      Abbott Laboratories                         -           19,484           19,484
      800           -                    800      Alpharma, Inc. Class A                   19,280            -             19,280
   10,000        64,828               74,828      King Pharmaceuticals, Inc.(b)           159,200      1,032,062        1,191,262
   12,400           -                 12,400      Merck & Co., Inc.                       540,640            -            540,640
   68,400        82,200              150,600      Pfizer, Inc.                          1,771,560      2,128,980        3,900,540
                                                  Total Pharmaceuticals                 2,490,680      3,180,526        5,671,206

                                                  PROPERTY & CASUALTY INSURANCE --6.3%
    2,074           -                  2,074      Axis Capital Holdings Ltd.               69,209            -             69,209
      100         9,000                9,100      Berkley (W.R.) Corp.                      3,451        310,590          314,041
    3,900        33,600               37,500      Chubb Corp. (The)                       206,349      1,777,776        1,984,125
    1,000         3,500                4,500      CNA Financial Corp.(b)                   40,320        141,120          181,440
    4,500        36,892               41,392      St. Paul Travelers Cos., Inc. (The)     241,605      1,980,731        2,222,336
                                                  Total Property & Casualty Insurance     560,934      4,210,217        4,771,151

                                                  REGIONAL BANKS --3.9%
      -           8,300                8,300      KeyCorp                                     -          315,649          315,649
   25,800           -                 25,800      Regions Financial Corp.                 964,920            -            964,920
    1,100        19,200               20,300      SunTrust Banks, Inc.                     92,895      1,621,440        1,714,335
                                                  Total Regional Banks                  1,057,815      1,937,089        2,994,904

                                                  RESTAURANTS --0.7%
      -          12,500               12,500      McDonald's Corp.                            -          554,125          554,125
                                                  Total Restaurants                           -          554,125          554,125

                                                  SEMICONDUCTORS --1.7%
    8,700        53,600               62,300      Advanced Micro Devices, Inc.(b)         177,045      1,090,760        1,267,805
                                                  Total Semiconductors                    177,045      1,090,760        1,267,805

                                                  SOFT DRINKS --1.5%
      -          17,700               17,700      PepsiCo, Inc.                               -        1,107,135        1,107,135
                                                  Total Soft Drinks                           -        1,107,135        1,107,135

                                                  SPECIALIZED CONSUMER SERVICES --0.0%
      200           -                    200      Jackson Hewitt Tax Service, Inc.          6,794            -              6,794
                                                  Total Specialized Consumer Services       6,794            -              6,794

                                                  SPECIALTY STORES --0.1%
      -           1,200                1,200      Office Depot, Inc.(b)                       -           45,804           45,804
                                                  Total Specialty Stores                      -           45,804           45,804

                                                  STEEL --2.4%
                 19,000               19,000      Nucor Corp.                                 -        1,038,540        1,038,540
   11,000           -                 11,000      United States Steel Corp.               804,540                         804,540
                                                  Total Steel                             804,540      1,038,540        1,843,080

                                                  THRIFTS & MORTGAGE FINANCE --1.6%
      -           2,200                2,200      Corus Bankshares, Inc.                      -           50,754           50,754
    7,800           -                  7,800      Fannie Mae                              463,242            -            463,242
      400        12,200               12,600      Radian Group, Inc.                       21,564        657,702          679,266
                                                  Total Thrifts & Mortgage Finance        484,806        708,456        1,193,262

                                                  TOBACCO --0.9%
    1,400         9,200               10,600      Loews Corp. - Carolina Group             90,608        595,424          686,032
                                                  Total Tobacco                            90,608        595,424          686,032

                                                  TOTAL DOMESTIC COMMON STOCKS         29,274,969     45,382,617       74,657,586
                                                  (Identified cost $28,743,315,
                                                  $40,569,408 and $69,312,723)

                                                  FOREIGN COMMON STOCKS (C) --1.1%

                                                  PROPERTY & CASUALTY INSURANCE
    3,099         2,654                5,753      ACE Ltd. (United States)                187,706        160,752          348,458
      384           -                    384      XL Capital Ltd. Class A
                                                  (United States)                          27,656            -             27,656
                                                  Total Property & Casualty Insurance     215,362        160,752          376,114

                                                  REINSURANCE
      -           4,664                4,664      Arch Capital Group Ltd.
                                                  (United States)(b)                          -          315,333          315,333
      888         1,825                2,713      PartnerRe Ltd. (United States)           63,075        129,630          192,705
                                                  Total Reinsurance                        63,075        444,963          508,038

                                                  TOTAL FOREIGN COMMON STOCKS             278,437        605,715          884,152
                                                  (Identified cost $270,587,
                                                  $558,881 and $829,468)

                                                  TOTAL LONG TERM INVESTMENTS --99.3%  29,553,406     45,988,332       75,541,738
                                                  (Identified cost $29,013,902,
                                                  $41,128,289 and $70,142,191)

                                                  SHORT-TERM INVESTMENTS --2.8%

                                                  COMMERCIAL PAPER (D) --2.8%

  470,000           -                470,000      BellSouth Corp. 5.33%, 1/5/07           469,721            -            469,721
1,350,000           -              1,350,000      Lockhart Funding LLC 5.31%, 1/3/07    1,349,603            -          1,349,603
      -         285,000              285,000      UBS Finance Delaware LLC 5.25%,
                                                  1/5/07                                      -          284,751          284,751


                                                  Total Commercial Paper                1,819,324        284,751        2,104,075


                                                  TOTAL SHORT-TERM INVESTMENTS          1,819,324        284,751        2,104,075
                                                  (Identified cost $1,819,324,
                                                  $284,751 and $2,104,075)

                                                  TOTAL INVESTMENTS --102.1%           31,372,730     46,273,083       77,645,813
                                                  (Identified cost $30,833,226,
                                                  $41,413, 040 and $72,246,266)

                                                  Other assets and liabilities,
                                                  net --(2.1%)                         (1,550,978)       (37,552)      (1,588,530)

                                                  NET ASSETS  --100.0%                 29,821,752     46,235,531       76,057,283

                                         (a)      Federal Income Tax Information: Net
                                                  unrealized appreciation of investment
                                                  securities is comprised of gross
                                                  appreciation of $6,078,276 and gross
                                                  depreciation of $678,729 for federal
                                                  income tax purposes. At December 31,
                                                  2006, the aggregate cost of securities
                                                  for federal income tax purposes
                                                  was $72,246,266.
                                         (b)      Non-income producing.

                                         (c)      Foreign common stocks are determined
                                                  based on the country in which the security
                                                  is issued. The country of risk is determined
                                                  based on criteria described in Note 5 "Foreign
                                                  security country determination" in the Notes to
                                                  Proforma Statements.
                                         (d)      The rate shown is the discount rate.

                                                                                    =============  ==============  ===============
                                                  SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS

Phoenix Value Opportunities Fund/Phoenix Value Equity Fund
Pro Forma Combining Statement of Assets and Liabilities
December 31, 2006 (Unaudited)

                                                           ================  ================  ================  ================
                                                            Phoenix                                                Phoenix Value
                                                            Value             Phoenix                              Opportunities
                                                            Opportunities     Value Equity        Adjustments        Pro Forma
                                                            Fund              Fund                                   Combining
                                                                                                                     Portfolios
                                                           ================  ================  ================  ================
 ASSETS
 Investment securities at value
      (Identified cost $30,833,226,
      $41,413,040 and $72,246,266)                         $    31,372,730        46,273,083                       $   77,645,813
 Cash                                                                2,304            24,688                               26,992
 Receivables
   Dividends                                                        12,514            50,321                               62,835
   Investment securities sold                                    1,406,470               -                              1,406,470
   Fund shares sold                                                251,805               388                              252,193
   Tax reclaims                                                        -                 -                                    -
 Unrealized appreciation on forward currency contracts                 -                 -                                    -
 Prepaid expenses                                                   10,197            26,348                              36,545
 Other assets                                                          599                                                   599
                                                           ----------------    --------------  ----------------  ----------------

     Total assets                                               33,056,619         46,374,828                -         79,431,447
                                                           ----------------    --------------  ----------------  ----------------
 LIABILITIES
 Cash overdraft                                                        -                                                      -
 Payables
   Investment securities purchased                               2,912,257                 -                            2,912,257
   Fund shares repurchased                                         292,954            32,122                              325,076
   Foreign capital gains taxes                                        -                                                       -
   Collateral on securities loaned                                                                                            -
   Taxes Payable                                                                         675                                  675
   Investment advisory fee                                           4,162            25,462                               29,624
   Transfer agent fee                                                  686            20,752                               21,438
   Distribution and service fees                                     3,077            20,158                               23,235
   Administration fee                                                  765             6,284                                7,049
   Trustee's fee                                                       -                 469                                  469
 Trustee deferred compensation plan                                    599                                                    599

   Other accrued expenses                                           20,367            33,375            30,000(b)          83,742

 Unrealized depreciation on forward currency contracts                 -                 -                                    -
                                                           ----------------    --------------  ----------------  ----------------
     Total liabilities                                           3,234,867           139,297            30,000          3,404,164
                                                           ----------------    --------------  ----------------  ----------------

 NET ASSETS                                                 $   29,821,752     $  46,235,531   $       (30,000)   $    76,027,283
                                                           ================    ============== ================= =================

 Net Assets Consist of:
 Capital paid in on shares of beneficial interest          $    29,109,147     $  44,334,283                      $    73,443,430
 Undistributed net investment income (loss)                         12,551            61,388           (30,000)   $        43,939
 Accumulated net realized gain (loss)                              160,550        (3,020,183)                     $    (2,859,633)
 Net unrealized appreciation                                       539,504         4,860,043               -            5,399,547
                                                           ----------------    --------------  ----------------  ----------------
 Net Assets                                                $    29,821,752     $  46,235,531   $       (30,000)        76,027,283
                                                           ================    ============== ================= =================

 CLASS A
 Shares of beneficial interest outstanding, no par value,
 unlimited authorization                                         2,473,381         1,690,468         1,406,147(a)       5,569,996
 Net assets                                                $    29,451,179     $  27,799,461   $                  $    66,323,364

 Net asset value per share                                 $         11.91     $       16.44   $                  $         11.91
 Offering price per share NAV/(1- 5.75%)                   $         12.64     $       17.44                      $         12.64

 CLASS B
 Shares of beneficial interest outstanding, no par value,
 unlimited authorization                                                 0           574,882          (574,882)(a)              0

 Net assets                                                $             0         9,072,724        (9,072,724)(c)$             0


 Net asset value and offering price per share              $          0.00     $       15.78   $                  $          0.00

 CLASS C
 Shares of beneficial interest outstanding                 $        31,182     $     592,876   $       195,006(a)         819,064
 Net assets                                                $       370,573         9,363,346   $                  $     9,733,919

 Net asset value and offering price per share              $         11.88     $       15.79   $                  $         11.88

(a)   Adjustment reflects shares issued/reduced in conversion.
(b)   Professional expenses for the surviving fund (Phoenix Value
      Opportunities Fund) were increased by $20,000 and printing expenses by $10,000 to reflect one-time merger related expenses.

(c)   Class B will convert into Class A prior to the merger date.


                    See Notes to Pro Forma Financial Statements.

 Phoenix Value Opportunities Fund/Phoenix Value Equity Fund
 Pro Forma Combining Statement of Operations
 December 31, 2006 (Unaudited)




                                                       =================      ============     ===============   ==================
                                                       Phoenix                Phoenix                             Phoenix Value
                                                       Value                  Value                               Opportunities
                                                       Opportunities          Equity            Adjustments          Pro Forma
                                                       Fund                   Fund                              Combining Portfolios
                                                       =================      ============     ===============   ==================

INVESTMENT INCOME
 Interest                                              $    25,718            $    17,046       $                   $       42,764
 Dividends                                                  83,871                981,315                                1,065,186
                                                       ---------------------------------------------------------------------------

       Total investment income                             109,589                998,361                                1,107,950
                                                       ---------------------------------------------------------------------------


 EXPENSES
 Investment advisory fee                                    37,863                350,933                (2,377) (a)       386,419
 Service fees - Class A                                     11,308                 70,663                23,505  (a)       105,476
 Distribution and service fees - Class B                         -                 94,033               (94,033) (a)             -
 Distribution and service fees - Class C                     2,100                 91,225                    (3) (a)        93,322
 Administration (formerly Financial Agent fees)             13,894                 45,657                (8,775) (a)        50,776
 Transfer agent                                             20,213                104,135                (3,283) (a)       121,065
 Registration                                               34,247                 32,527               (31,847) (a)        34,927
 Printing                                                      453                 25,979                (5,335) (a)(b)     21,097
 Professional                                               25,583                 33,454                (6,052) (a)(b)     52,985
 Custodian                                                   5,058                 10,445                11,782  (a)        27,285
 Trustees                                                   22,051                 18,650               (35,252) (a)         5,449
 Miscellaneous                                               3,255                  6,062                (1,378) (a)         7,939
                                                       ----------------------------------------------------------------------------


       Total expenses                                      176,025                883,763              (153,048) (a)       906,740
       Custodian fees paid indirectly                       (1,279)                     -                     -             (1,279)
      Less expenses reimbursed by investment advisor      (106,436)              (107,749)               74,998           (139,187)
                                                       ----------------------------------------------------------------------------

       Net expenses                                         68,310                776,014               (78,050)           766,274
                                                       ----------------------------------------------------------------------------

 NET INVESTMENT INCOME (LOSS)                               41,279                222,347                78,050            341,676



 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on securities                    445,886              6,234,103                     -          6,679,989
 Net realized gain (loss) on foreign currency                    -                      -                     -                  -
 Net change in unrealized appreciation
     (depreciation) on investments                         444,975              2,073,855                     -          2,518,830
                                                                                                              -
 Net gain (loss) on investments                            890,861              8,307,958                     -          9,198,819
                                                       ----------------------------------------------------------------------------

 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                          $   932,140            $ 8,530,305             $   78,050      $  9,540,495
                                                       ===========            ===========             ==========      ============

 Adjustments:
(a) Adjustments are true-ups to reflect combined fund expenses
(b) Professional expenses for the surviving fund (Phoenix Value Opportunities Fund) were increased by $20,000 and printing expenses by $10,000 to reflect one-time merger related expenses. Expenses were estimated to be $10,000 for proxy expenses, $10,000 for audit, and $10,000 for legal.



                  See Notes to Pro Forma Financial Statements.

PHOENIX VALUE OPPORTUNITIES FUND/PHOENIX VALUE EQUITY FUND
NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
DECEMBER 31, 2006

1.  BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Schedule of Investments, Statement of Assets and Liabilities and Statement of Operations are presented to show the effect to the proposed merger of the Phoenix Value Equity ("Merging Fund") into Phoenix Value Opportunities Fund ("Surviving Fund"). Under the terms of the Plan of Reorganization the proposed merger will be accounted for by the method of accounting for tax-free mergers of investment companies. Under the terms of the Plan of Reorganization the merger provides for the transfer of all the assets of Phoenix Value Equity Fund to Phoenix Value Opportunities Fund and the subsequent liquidation of Phoenix Value Equity Fund. The accounting survivor in the proposed merger will be Phoenix Value Opportunities Fund. This is because the Surviving Fund will invest in a style that is similar to the way in which Phoenix Value Equity Fund is currently operated. The Reorganization should also create better efficiencies for the portfolio management team. Phoenix Value Opportunities Fund will pay all costs of the reorganization.

The pro forma combined statements should be read in conjunction with the historical financial statements of the Phoenix Value Opportunities Fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

Phoenix Value Opportunities Fund and Phoenix Value Equity Fund are both, open-end, management investment companies registered under the Investment Company Act of 1940, as amended.

2. SHARES OF BENEFICIAL INTEREST

The Pro Forma net asset value per share assumes the increase of shares of Phoenix Value Opportunities Fund at December 31, 2006 in connection with the proposed reorganization. The amount of increased shares was calculated based on the net assets, as of December 31, 2006, of Phoenix Value Equity Fund of $36,872,185 and $9,363,346 for Class A and Class C respectively and the net asset value of Phoenix Value Opportunities Fund of $11.91 and $11.88 for Class A and Class C respectively. Shares of Phoenix Value Opportunities Fund increased by 1,406,147 for Class A and 195,006 for Class C in exchange for Class A and Class C shares, respectively, of Value Equity. The Pro Forma Statement of Assets & Liabilities reflects total shares outstanding of the combined fund and the amount of shares to be issued to Phoenix Value Equity Fund shareholders.

3. PRO FORMA OPERATIONS

Pro Forma operating expenses are based on actual expenses of Phoenix Value Equity Fund and Phoenix Value Opportunities Fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined Funds based on the fee schedule in effect for Phoenix Value Opportunities Fund at the combined level of average net assets for the period ended December 31, 2006.

4. PORTFOLIO VALUATION

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the trustees.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

5. FOREIGN SECURITY COUNTRY DETERMINATION

A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

6. COMPLIANCE

As of December 31, 2006, all the securities held by the Merging Fund comply with the compliance guidelines, investment restrictions and diversification requirements under the Investment Company Act of 1940, as amended. The Surviving Fund has elected to be taxed as a "regulated investment company" under the requirements of Subchapter M of the Internal Revenue Code ("IRC"). After the acquisition, the Surviving Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the IRC, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

7. FEDERAL INCOME TAX INFORMATION

The Funds have capital loss carryovers, which may be used to offset future capital gains, as follows:

Expiration Date             Acquiring Fund            Target fund
                            Phoenix Value             Phoenix Value
                            Opportunities Fund        Equity Fund

2011                                                  $5,227,567
Total                                                 $5,227,567


The Funds may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryover.

                              PHOENIX EQUITY TRUST

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification.

         The Agreement and Declaration of Trust of Phoenix Equity Trust (the "Trust") dated as of August 17, 2000, and the By-Laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties. The Investment Advisory Agreement, Subadvisory Agreements, Underwriting Agreement, Master Custodian Contract, and Transfer Agency Agreement, as amended, each provides that the Trust will indemnify the other party (or parties, as the case may be) to the agreement for certain losses.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits:

1. Agreement and Declaration of Trust of the Registrant, dated August 17, 2000, filed via EDGAR with Post-Effective Amendment No. 69 (File No. 002-16590) on October 30, 2000, and incorporated herein by reference.

2(a). Amended and Restated By-Laws of the Registrant, dated November 16, 2005, filed via EDGAR with Post-Effective Amendment No. 84 (File No. 002-16590) on October 27, 2006, and incorporated herein by reference.

2(b) Amendment No. 1 to the Amended and Restated By-Laws of the Registrant, dated August 23, 2006, filed with Post-Effective Amendment No. 84 (File No. 002-16590) on October 27, 2006, and incorporated herein by reference.

3.       Not applicable.

4. Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus/Information Statement contained in Part A of this Registration Statement.

5.       None other than as set forth in Exhibits 1 and 2.

6(a). Amended and Restated Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. ("PIC") effective November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 74 (File No. 002-16590) on October 28, 2003, and incorporated herein by reference.

6(b). First Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and PIC, made as of October 21, 2004, filed via EDGAR with Post-Effective Amendment No. 79 (File No. 002-16590) on October 21, 2004, and incorporated herein by reference.

6(c). Second Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and PIC dated July 29, 2005, filed via EDGAR with Post-Effective Amendment No. 83 (File No. 002-16590) on October 25, 2005, and incorporated herein by reference.

6(d). Subadvisory Agreement between PIC and Sasco Capital, Inc. ("Sasco") dated October 21, 2004, on behalf of the Phoenix Mid-Cap Value Fund ("Mid-Cap Value Fund"), filed via EDGAR with Post-Effective Amendment No. 79 (File No. 002-16590) on October 21, 2004 and incorporated herein by reference.

6(e). Subadvisory Agreement between PIC and Acadian Asset Management, Inc. ("Acadian"), dated July 1, 2005, on behalf of the Worldwide Strategies Fund, filed via EDGAR with Post-Effective Amendment No. 83 (File No. 002-16590) on October 25, 2005, and incorporated herein by reference.

6(f). Subadvisory Agreement between PIC and New Star Institutional Managers Limited ("New Star"), dated July 1, 2005, on behalf of the Worldwide Strategies Fund, filed via EDGAR with Post-Effective Amendment No. 82 (File No. 002-16590) on July 22, 2005, and incorporated herein by reference.

6(g). Subadvisory Agreement between PIC and Acadian, dated July 29, 2005, on behalf of the Phoenix Value Opportunities Fund filed via EDGAR with Post-Effective Amendment No. 83 (File No. 002-16590) on October 25, 2005 and incorporated herein by reference.

6(h). First Amendment to Subadvisory Agreement between PIC and Sasco, dated September 1, 2006, on behalf of the Mid-Cap Value Fund, filed via EDGAR with Post-Effective Amendment No. 84 (File No 002-16590) on October 27, 2006, and incorporated herein by reference.

7(a). Underwriting Agreement between Registrant and Phoenix Equity Planning Corporation ("PEPCO"), made as of November 19, 1997, filed as Exhibit
         6.1 via EDGAR with Post-Effective Amendment No. 64 (File No. 002-16590) on October 6, 1998, and incorporated herein by reference.

7(b). Form of Sales Agreement between PEPCO and dealers, effective June 2006, filed via EDGAR with Post-Effective Amendment No. 84 (File No. 002-16590) on October 27, 2006, and incorporated herein by reference.

8. Form of Deferred Compensation Plan applicable to the Board of Trustees, filed via EDGAR with Post-Effective Amendment No. 80 (File No. 002-16590) on May 6, 2005, and incorporated herein by reference.

9(a). Master Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street") dated May 1, 1997, filed via EDGAR with Post-Effective Amendment No. 79 (File No. 002-16590) on October 21, 2004 and incorporated herein by reference.

9(b). Amendment dated February 10, 2000 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street filed via EDGAR with Post-Effective Amendment No. 79 (File No. 002-16590) on October 21, 2004 and incorporated herein by reference.

9(c). Amendment dated July 2, 2001 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street filed via EDGAR with Post-Effective Amendment No. 79 (File No. 002-16590) on October 21, 2004 and incorporated herein by reference.

9(d). Amendment dated May 10, 2002 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street filed via EDGAR with Post-Effective Amendment No. 79 (File No. 002-16590) on October 21, 2004 and incorporated herein by reference.


10(a). Amended and Restated Distribution Plan Pursuant to Rule 12b-1 for Class A Shares, effective March 1, 2007, filed via EDGAR in the Registration Statement on Form N-14 (File No. 333-143579) on June 7, 2007 and incorporated herein by reference.

10(b). Amended and Restated Distribution Plan Pursuant to Rule 12b-1 for Class B Shares, effective March 1, 2007, filed via EDGAR in the Registration Statement on Form N-14 (File No. 333-143579) on June 7, 2007 and incorporated herein by reference.

10(c). Amended and Restated Distribution Plan Pursuant to Rule 12b-1 for Class C Shares, effective March 1, 2007, filed via EDGAR in the Registration Statement on Form N-14 (File No. 333-143579) on June 7, 2007 and incorporated herein by reference.


10(d). 2006 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan, adopted August 23, 2006, filed via EDGAR with Post-Effective Amendment No. 84 (File No. 002-16590) on October 27, 2006, and incorporated herein by reference.


11.      Opinion and consent of Kevin J. Carr, Esq. Filed via EDGAR herewith.


12.      Tax opinion and consent of counsel. To be filed by amendment.


13(a). Amended and Restated Transfer Agency and Service Agreement between Registrant and PEPCO, dated July 1, 2006, filed via EDGAR in the Registration Statement on Form N-14 (File No. 333-143579) on June 7, 2007 and incorporated herein by reference.


13(b). Sub-transfer Agency and Service Agreement between PEPCO and Boston Financial Data Services, Inc., dated as of January 1, 2005, filed via EDGAR with Post-Effective Amendment No. 83 (File No. 002-16590) on October 25, 2005, and incorporated herein by reference.

13(c). Administration Agreement between Registrant and PEPCO dated July 1, 2006, filed via EDGAR in the Registration Statement on Form N-14 (File No. 333-143579) on June 7, 2007 and incorporated herein by reference.


13(d). Securities Lending Authorization Agreement with State Street, dated August 1, 2005, filed via EDGAR with Post-Effective Amendment No. 84 (File No. 002-16590) on October 27, 2006, and incorporated herein by reference.

13(e). First Amendment to Securities Lending Authorization Agreement between Registrant and State Street dated February 3, 2006 on behalf of Phoenix Worldwide Strategies Fund filed via EDGAR with Post-Effective Amendment No. 84 (File No. 002-16590) on October 27, 2006, and incorporated herein by reference.


13(f). Second Amendment to Securities Lending Authorization Agreement between Registrant and State Street, dated March 1, 2007, filed via EDGAR in the Registration Statement on Form N-14 (File No. 333-143579) on June 7, 2007 and incorporated herein by reference.


14. Consent of PricewaterhouseCoopers LLP with respect to Phoenix Value Opportunities Fund of the Registrant and Phoenix Value Equity Fund of Phoenix Investment Trust 97, filed via EDGAR herewith.

15.      Not applicable.


16.      Power of Attorney for E. Virgil Conway, Harry Dalzell-Payne, Francis
         E. Jeffries, Geraldine M. McNamara, and James M. Oates are filed herein.


17.      Not applicable.

Item 17. Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include the tax opinion required by Item 12.

                                   SIGNATURES


         As required by the Securities Act of 1933, this pre-effective amendment to the registration statement has been signed on behalf of the registrant, in the City of Hartford, and State of Connecticut on the 3rd day of July, 2007.


                              PHOENIX EQUITY TRUST

                              By:        /s/ George R. Aylward
                                         ------------------------------
                              Name:      George R. Aylward
                              Title:     President


         As required by the Securities Act of 1933, the following persons have signed this registration statement in the capacities indicated on the 3rd day of July, 2007.


Signatures                          Title
----------                          -----

/s/ George R. Aylward               President (Principal Executive Officer)
---------------------------         and Trustee
George R. Aylward

/s/ W. Patrick Bradley              Chief Financial Officer and Treasurer
---------------------------         (Principal Financial and Accounting Officer)
W. Patrick Bradley

/s/ E. Virgil Conway                Trustee
---------------------------
E. Virgil Conway*

/s/ Harry Dalzell-Payne             Trustee
---------------------------
Harry Dalzell-Payne*

/s/ Francis E. Jeffries             Trustee
---------------------------
Francis E. Jeffries*

                                    Trustee
---------------------------
Leroy Keith, Jr.

                                    Trustee
---------------------------
Marilyn E. LaMarche

                                    Chairman
---------------------------
Philip R. McLoughlin

/s/ Geraldine M. McNamara           Trustee
---------------------------
Geraldine M. McNamara*

/s/ James M. Oates                  Trustee
---------------------------
James M. Oates*

                                    Trustee
---------------------------
Richard E. Segerson

                                    Trustee
---------------------------
Ferdinand L.J. Verdonck

* By:    /s/ George R. Aylward
         ---------------------------
         George R. Aylward

         Attorney-in-fact, pursuant to power of attorney.

                                  EXHIBIT INDEX

Exhibit              Item
-------              ----


11.      Opinion and Consent of Kevin J. Carr, Esq., filed via EDGAR herewith.


14. Consent of PricewaterhouseCoopers LLP with respect to Phoenix Value Opportunities Fund of the Registrant and Phoenix Value Equity Fund of Phoenix Investment Trust 97, filed via EDGAR herewith.

16.      Powers of Attorney for E. Virgil Conway, Harry Dalzell-Payne, Francis
         E. Jeffries, Geraldine M. McNamara, and James M. Oates.